                               United States
                    Securities and Exchange Commission
                          Washington, D.C. 20549

                                Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

                                 811-21118
                    (Investment Company Act File Number)

                        Golden Oak Family of Funds
      _______________________________________________________________

            (Exact Name of Registrant as Specified in Charter)

                           5800 Corporate Drive
                    Pittsburgh, Pennsylvania 15237-7010

                              (412) 288-1900
                      (Registrant's Telephone Number)

                        John W. McGonigle, Esquire
                         Federated Investors Tower
                            1001 Liberty Avenue
                    Pittsburgh, Pennsylvania 15222-3779
                  (Name and Address of Agent for Service)
             (Notices should be sent to the Agent for Service)

                     Date of Fiscal Year End: 1/31/04

            Date of Reporting Period: Six months ended 7/31/03

Item 1.     Reports to Stockholders

[Logo of Golden Oak]

SEMI-ANNUAL REPORT

INSTITUTIONAL SHARES
AND CLASS A SHARES

JULY 31, 2003

Table of Contents

Portfolios of Investments	2
Statements of Assets and Liabilities	28
Statements of Operations	30
Statements of Changes in Net Assets	32
Financial Highlights	36
Notes to Financial Statements	41

Not FDIC Insured
May Lose Value
No Bank Guarantee

Mutual fund investing involves risk, including possible loss of principal.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment as $1.00 per share, it is possible to lose money by investing in these Funds. Past performance is no guarantee of future results. Yields will vary.

This information must be preceded or accompanied by a current prospectus for the Golden Oak Funds. Please read the prospectus carefully before you invest or send money.

Portfolio of Investments

Golden Oak Growth Portfolio

July 31, 2003 (unaudited)

Shares			Value
Common Stocks--99.1%
		Beverages--2.1%
22,600		PepsiCo, Inc.	$1,041,182

		Biotechnology--2.9%
21,100	(1)	Amgen, Inc.	1,468,138

		Capital Markets--1.0%
14,800		J.P. Morgan Chase & Co.	518,740

		Commercial Banks--1.8%
16,600		U.S. Bancorp	407,032
11,000		Wachovia Corp.	480,590

		Total Commercial Banks	887,622

		Communications Equipment--6.9%
51,000	(1)	Avaya, Inc.	489,600
92,600	(1)	Cisco Systems, Inc.	1,807,552
29,000	(1)	Comverse Technology, Inc.	427,750
60,000	(1)	Corning, Inc.	488,400
94,400	(1)	JDS Uniphase Corp.	284,144

		Total Communications Equipment	3,497,446

		Computers & Peripherals--4.5%
23,800	(1)	Dell, Inc.	801,584
73,100	(1)	EMC Corp. Mass	777,784
8,300		International Business Machines Corp.	674,375

		Total Computers & Peripherals	2,253,743

		Consumer Finance--3.4%
21,700		American Express Co.	958,489
34,600		MBNA Corp.	771,234

		Total Consumer Finance	1,729,723

		Diversified Financial Services--1.5%
16,900		Citigroup, Inc.	757,120

		Diversified Telecommunication Services--2.4%
28,100		BellSouth Corp.	715,707
39,700	(1)	Citizens Communications Co., Class B	470,445

		Total Diversified Telecommunication Services	1,186,152

		Electronic Equipment & Instruments--1.3%
81,400	(1)	Sanmina-SCI Corp.	646,316

		Food & Staples Retailing--2.9%
116,600	(1)	Rite Aid Corp.	551,518
16,500		Wal-Mart Stores, Inc.	922,515

		Total Food & Staples Retailing	1,474,033

		Food Products--0.9%
15,400	(1)	Dean Foods Co.	460,922

Common Stocks--continued
		Healthcare Equipment & Supplies--3.4%
11,300	(1)	Alcon, Inc.	$575,961
12,200		Becton, Dickinson & Co.	446,886
11,300	(1)	Boston Scientific Corp.	714,499

		Total Healthcare Equipment & Supplies	1,737,346

		Healthcare Providers & Services--2.5%
9,200		Aetna US Healthcare	566,904
13,100		UnitedHealth Group, Inc.	682,379

		Total Healthcare Providers & Services	1,249,283

		Hotels, Restaurants & Leisure--1.2%
15,600		Gtech Holdings Corp.	601,692

		Household Durables--0.7%
8,700		Garmin Ltd.	332,862

		Household Products--2.0%
11,500		Procter & Gamble Co.	1,010,505

		Industrial Conglomerates--5.1%
90,500		General Electric Co.	2,573,820

		Insurance--4.9%
19,600		Aflac, Inc.	628,768
14,400		Allstate Corp.	547,632
10,800		American International Group, Inc.	693,360
8,800		Progressive Corp., OH	580,712

		Total Insurance	2,450,472

		Internet & Catalog Retail--2.8%
16,300	(1)	Amazon.com, Inc.	680,036
17,500	(1)	InterActiveCorp	708,225

		Total Internet & Catalog Retail	1,388,261

		Internet Software & Services--1.2%
19,900	(1)	Yahoo, Inc.	619,487

		Leisure Equipment & Products--1.2%
30,300		Mattel, Inc.	588,729

		Media--5.8%
20,200	(1)	Echostar Communications Corp., Class A	732,654
22,600	(1)	Fox Entertainment Group, Inc., Class A	684,102
9,200	(1)	Getty Images, Inc.	350,796
9,900		Tribune Co.	467,478
15,400		Viacom, Inc., Class B	670,208

		Total Media	2,905,238

		Multiline Retail--1.1%
31,000		Dollar General Corp.	570,400

		Oil & Gas--2.8%
16,200		BP Amoco PLC, ADR	673,110
10,600		ChevronTexaco Corp.	764,366

		Total Oil & Gas	1,437,476

Common Stocks--continued
		Pharmaceuticals--12.3%
22,400		Johnson & Johnson	$1,160,096
17,600		Merck & Co., Inc.	972,928
10,900		Mylan Laboratories, Inc.	368,093
90,650		Pfizer, Inc.	3,024,084
12,000		Teva Pharmaceutical Industries Ltd., ADR	688,080

		Total Pharmaceuticals	6,213,281

		Semiconductor Equipment & Products--7.2%
26,700	(1)	Amkor Technology, Inc.	391,689
71,200	(1)	Applied Micro Circuits Corp.	407,976
21,300	(1)	Integrated Device Technology, Inc.	245,163
91,800		Intel Corp.	2,290,410
16,500	(1)	NVIDIA Corp.	315,480

		Total Semiconductor Equipment & Products	3,650,718

		Software--9.3%
21,600	(1)	Amdocs Ltd.	440,208
25,900	(1)	Citrix Systems, Inc.	470,085
76,800		Microsoft Corp.	2,027,520
80,500	(1)	Oracle Corp.	966,000
25,100	(1)	Veritas Software Corp.	773,080

		Total Software	4,676,893

		Specialty Retail--2.2%
11,900	(1)	Best Buy Co., Inc.	519,435
30,300	(1)	Staples, Inc.	610,242

		Total Specialty Retail	1,129,677

		Wireless Telecommunication Services--1.8%
48,700	(1)	NEXTEL Communications, Inc., Class A	889,262

		Total Common Stocks (identified cost $48,223,561)	49,946,539

		Mutual Fund--0.8%
426,794	(2)	Prime Value Obligations Fund, Class IS (at net asset value)	426,794

		TOTAL INVESTMENTS--99.9% (identified cost $48,650,355)(3)	50,373,333

		OTHER ASSETS AND LIABILITIES--NET--0.1%	30,298

		TOTAL NET ASSETS--100%	$50,403,631

(1) Non-income producing security.

(2) Affiliated issuer.

(3) The cost of investments for federal tax purposes amounts to $48,650,355.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2003.

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

(See Notes which are an integral part of the Financial Statements)

Portfolio of Investments

Golden Oak Value Portfolio

July 31, 2003 (unaudited)

Shares			Value
Common Stocks--97.7%
		Aerospace/Defense--1.7%
14,600		Lockheed Martin Corp.	$764,164
7,000		United Technologies Corp.	526,610

		Total Aerospace/Defense	1,290,774

		Auto Components--0.7%
10,000	(1)	Lear Corp.	519,800

		Automobiles--1.0%
67,000		Ford Motor Co.	741,020

		Beverages--0.3%
13,700		Coca-Cola Enterprises, Inc.	233,585

		Capital Markets--6.9%
11,000		Bear Stearns Cos., Inc.	737,000
6,000		Goldman Sachs Group, Inc.	522,840
53,200		J.P. Morgan Chase & Co.	1,864,660
22,000		Merrill Lynch & Co., Inc.	1,196,140
18,200		Morgan Stanley	863,408

		Total Capital Markets	5,184,048

		Chemicals--2.6%
17,500		Du Pont (E.I.) de Nemours & Co.	768,950
34,800		Rohm & Haas Co.	1,230,876

		Total Chemicals	1,999,826

		Commercial Banks--10.7%
36,500		Bank of America Corp.	3,013,805
22,500		National City Corp.	741,375
22,400		National Commerce Financial Corp.	548,800
69,000		Wachovia Corp.	3,014,610
14,700		Wells Fargo & Co.	742,791

		Total Commercial Banks	8,061,381

		Communications Equipment--2.6%
14,800	(1)	Cisco Systems, Inc.	288,896
205,300	(1)	Corning, Inc.	1,671,142

		Total Communications Equipment	1,960,038

		Computers & Peripherals--1.1%
10,400		International Business Machines Corp.	845,000

		Consumer Finance--3.0%
31,900		American Express Co.	1,409,023
38,000		MBNA Corp.	847,020

		Total Consumer Finance	2,256,043

		Diversified Financial Services--4.4%
74,333		Citigroup, Inc.	3,330,118

		Diversified Telecommunication Services--5.6%
34,500		BellSouth Corp.	878,715
60,000		SBC Communications, Inc.	1,401,600
Common Stocks--continued
		Diversified Telecommunication Services--continued
57,000		Verizon Communications	$1,987,020

		Total Diversified Telecommunication Services	4,267,335

		Electric Utilities--2.5%
11,500	(1)	Edison International	188,715
17,600		PPL Corp.	696,784
50,000		TXU Corp.	1,008,500

		Total Electric Utilities	1,893,999

		Electrical Equipment--2.7%
73,000		American Power Conversion Corp.	1,272,390
29,900		Rockwell Automation, Inc.	772,616

		Total Electrical Equipment	2,045,006

		Electronic Equipment & Instruments--1.0%
59,100		Symbol Technologies, Inc.	757,071

		Energy Equipment & Services--1.6%
13,500	(1)	Nabors Industries Ltd.	483,300
16,500		Schlumberger Ltd.	743,655

		Total Energy Equipment & Services	1,226,955

		Food Products--0.9%
22,500	(1)	Dean Foods Co.	673,425

		Healthcare Providers & Services--1.1%
14,200	(1)	Quest Diagnostic, Inc.	848,592

		Hotels, Restaurants & Leisure--3.6%
15,800		Carnival Corp.	542,098
32,100	(1)	MGM Grand, Inc.	1,101,030
45,500		McDonald's Corp.	1,046,955

		Total Hotels, Restaurants & Leisure	2,690,083

		Household Durables--0.9%
10,000		Lennar Corp., Class A	651,900

		Household Products--1.2%
10,000		Procter & Gamble Co.	878,700

		IT Services--0.7%
11,100	(1)	Affiliated Computer Services, Inc., Class A	550,005

		Industrial Conglomerates--1.0%
18,000		Textron, Inc.	781,560

		Insurance--4.3%
19,300		American International Group, Inc.	1,239,060
15,496		Lincoln National Corp.	578,621
15,500		Marsh & McLennan Cos., Inc.	769,110
13,800		Mercury General Corp.	643,080
1		Travelers Property Casualty Corp., Class A	10

		Total Insurance	3,229,881

Common Stocks--continued
		Machinery--4.0%
11,700		Deere & Co.	$594,126
17,800		Eaton Corp.	1,498,226
41,000		Pall Corp.	925,370

		Total Machinery	3,017,722

		Media--2.6%
80,000	(1)	AOL Time Warner, Inc.	1,234,400
23,268	(1)	Comcast Corp., Class A	705,486

		Total Media	1,939,886

		Metals & Mining--3.5%
55,000		Alcoa, Inc.	1,527,350
31,700		Newmont Mining Corp.	1,144,370

		Total Metals & Mining	2,671,720

		Multi-Utilities & Unregulated Power--1.5%
115,000	(1)	AES Corp.	723,350
67,000		Williams Cos., Inc. (The)	425,450

		Total Multi-Utilities & Unregulated Power	1,148,800

		Multiline Retail--0.6%
11,500	(1)	Dollar Tree Stores, Inc.	421,820

		Oil & Gas--8.6%
17,700		ChevronTexaco Corp.	1,276,347
24,000		ConocoPhillips	1,256,160
13,300		Devon Energy Corp.	630,021
85,000		Exxon Mobil Corp.	3,024,300
9,000		Valero Energy Corp.	327,600

		Total Oil & Gas	6,514,428

		Pharmaceuticals--4.1%
55,000		Bristol-Myers Squibb Co.	1,441,000
21,000		Pfizer, Inc.	700,560
15,000	(1)	Watson Pharmaceuticals, Inc.	599,100
8,500		Wyeth	387,430

		Total Pharmaceuticals	3,128,090

		Semiconductor Equipment & Products--2.4%
10,200	(1)	Analog Devices, Inc.	387,090
18,500		Intel Corp.	461,575
27,500	(1)	Micron Technology, Inc.	402,600
33,200	(1)	Teradyne, Inc.	546,140

		Total Semiconductor Equipment & Products	1,797,405

		Software--1.7%
24,900	(1)	Amdocs Ltd.	507,462
14,000		Microsoft Corp.	369,600
14,200	(1)	Veritas Software Corp.	437,360

		Total Software	1,314,422

Common Stocks--continued
		Specialty Retail--2.4%
30,000		Limited, Inc.	$501,300
21,000		Michaels Stores, Inc.	810,810
25,500	(1)	Staples, Inc.	513,570

		Total Specialty Retail	1,825,680

		Thrifts & Mortgage Finance--2.1%
8,000		MGIC Investment Corp.	444,000
61,700		Sovereign Bancorp, Inc.	1,106,898

		Total Thrifts & Mortgage Finance	1,550,898

		Tobacco--1.8%
34,400		Altria Group, Inc.	1,376,344

		Wireless Telecommunication Services--0.3%
30,000	(1)	AT&T Wireless Services, Inc.	255,900

		Total Common Stocks (identified cost $67,949,345)	73,879,260

		Mutual Fund--1.3%
1,000,068	(2)	Prime Value Obligations Fund, Class IS (at net asset value)	1,000,068

		TOTAL INVESTMENTS--99.0% (identified cost $68,949,413)(3)	74,879,328

		OTHER ASSETS AND LIABILITIES--NET--1.0%	789,453

		TOTAL NET ASSETS--100%	$75,668,781

(1) Non-income producing security.

(2) Affiliated issuer.

(3) The cost of investments for federal tax purposes amounts to $68,949,413.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2003.

(See Notes which are an integral part of the Financial Statements)

Portfolio of Investments

Golden Oak Small Cap Value Portfolio

July 31, 2003 (unaudited)

Shares			Value
Common Stocks--98.6%
		Aerospace/Defense--3.2%
12,200	(1)	DRS Technologies, Inc.	$334,646
19,000		Elbit Systems Ltd.	342,000
25,500	(1)	United Defense Industries, Inc.	647,445

		Total Aerospace/Defense	1,324,091

		Auto Components--2.6%
29,000		ArvinMeritor, Inc.	529,250
5,000	(1)	Lear Corp.	259,900
14,300		Modine Manufacturing Co.	303,732

		Total Auto Components	1,092,882

		Beverages--1.5%
9,500		Coors Adolph Co., Class B	488,110
8,700	(1)	The Boston Beer Co., Inc., Class A	131,979

		Total Beverages	620,089

		Building Products--1.3%
7,400		American Woodmark Corp.	372,590
10,000	(1)	Griffon Corp.	179,000

		Total Building Products	551,590

		Capital Markets--2.3%
18,000		Labranche & Co. Inc.	313,740
24,500		Waddell & Reed Financial, Inc., Class A	644,595

		Total Capital Markets	958,335

		Chemicals--4.7%
22,600		Albemarle Corp.	616,754
26,300		Ferro Corp.	572,288
14,200		Georgia Gulf Corp.	324,896
7,400		Lubrizol Corp.	247,086
12,000		Schulman (A.), Inc.	195,360

		Total Chemicals	1,956,384

		Commercial Banks--4.3%
52,500		Colonial BancGroup, Inc.	782,775
14,900		Greater Bay Bancorp	291,891
22,730		Republic Bancorp, Inc.	310,719
17,500		Sky Financial Group, Inc.	406,000

		Total Commercial Banks	1,791,385

		Commercial Services & Supplies--4.7%
14,600	(1)	FTI Consulting, Inc.	321,200
18,000		HON Industries, Inc.	598,680
17,600		Miller Herman, Inc.	389,136
44,171	(1)	Moore Wallace, Inc.	642,246

		Total Commercial Services & Supplies	1,951,262

Common Stocks--continued
		Communications Equipment--4.3%
69,000	(1)	3Com Corp.	$336,720
60,000	(1)	Ditech Communications Corp.	394,800
22,600		Harris Corp.	731,562
23,600	(1)	Tekelec, Inc.	346,212

		Total Communications Equipment	1,809,294

		Computers & Peripherals--0.3%
5,800	(1)	Applied Films Corp.	144,188

		Construction & Engineering--0.7%
17,000	(1)	Dycom Industries, Inc.	289,170

		Construction Materials--0.9%
11,000		Lafarge Corp.	368,500

		Containers & Packaging--1.3%
13,400		Rock-Tenn Co.	210,380
15,100		Sonoco Products Co.	344,280

		Total Containers & Packaging	554,660

		Diversified Telecommunication Services--0.8%
61,800	(1)	Cincinnati Bell, Inc.	348,552

		Electric Utilities--1.8%
24,500		MGE Energy, Inc.	767,585

		Electrical Equipment--1.3%
5,100	(1)	Genlyte Group, Inc.	189,975
10,000		Smith (A.O.) Corp.	334,100

		Total Electrical Equipment	524,075

		Electronic Equipment & Instruments--2.7%
21,500		BEI Technologies, Inc.	293,260
25,200	(1)	Orbotech Ltd.	396,900
15,900	(1)	Photon Dynamics, Inc.	430,095

		Total Electronic Equipment & Instruments	1,120,255

		Energy Equipment & Services--3.9%
15,100	(1)	Atwood Oceanics, Inc.	371,007
15,000		Helmerich & Payne, Inc.	401,250
20,700	(1)	Offshore Logistics, Inc.	439,875
16,000		Tidewater, Inc.	427,200

		Total Energy Equipment & Services	1,639,332

		Food Products--1.8%
20,000		Interstate Bakeries Corp.	204,800
9,400	(1)	J&J Snack Foods Corp.	318,472
6,000		Lancaster Colony Corp.	240,600

		Total Food Products	763,872

		Healthcare Equipment & Supplies--1.9%
19,000		Datascope Corp.	607,620
6,500	(1)	Edwards Lifesciences Corp.	183,560

		Total Healthcare Equipment & Supplies	791,180

Common Stocks--continued
		Healthcare Providers & Services--1.8%
30,000		Hooper Holmes, Inc.	$210,000
20,000	(1)	LifePoint Hospitals, Inc.	564,600

		Total Healthcare Providers & Services	774,600

		Hotels, Restaurants & Leisure--1.3%
4,200		CBRL Group, Inc.	148,008
17,900	(1)	Jack in the Box, Inc.	381,270

		Total Hotels, Restaurants & Leisure	529,278

		Household Durables--2.7%
16,500		Ethan Allen Interiors, Inc.	586,410
8,300		La-Z Boy Chair Co.	177,288
4,000		Ryland Group, Inc.	259,560
8,500	(1)	Universal Electronics, Inc.	115,685

		Total Household Durables	1,138,943

		Household Products--0.4%
8,900		Dial Corp.	174,262

		IT Services--0.3%
7,000	(1)	Forrester Research, Inc.	118,300

		Insurance--3.6%
15,000		Gallagher (Arthur J.) & Co.	397,950
9,200	(1)	Ohio Casualty Corp.	136,804
15,000		Phoenix Companies, Inc.	140,400
33,000		Selective Insurance Group, Inc.	840,180

		Total Insurance	1,515,334

		Internet Software & Services--0.9%
17,500	(1)	Websense, Inc.	364,350

		Leisure Equipment & Products--1.6%
8,700		Brunswick Corp.	234,465
5,500		Polaris Industries, Inc., Class A	434,500

		Total Leisure Equipment & Products	668,965

		Machinery--0.6%
13,500	(1)	AGCO Corp.	258,930

		Media--2.1%
12,000	(1)	Hearst-Argyle Television, Inc.	271,200
11,000		McClatchy, Co., Class A	627,550

		Total Media	898,750

		Metals & Mining--0.7%
9,600		Quanex Corp.	304,320

		Oil & Gas--0.5%
10,097	(1)	Cimarex Energy Co.	203,051

		Paper & Forest Products--2.3%
17,500		Boise Cascade Corp.	433,825
42,000		Glatfelter (P.H.) Co.	526,260

		Total Paper & Forest Products	960,085

Common Stocks--continued
		Personal Products--1.5%
50,400		The First Years, Inc.	$624,960

		Real Estate--7.2%
14,400		CBL & Associates Properties, Inc.	693,792
14,700	(1)	Maguire Properties, Inc.	299,880
15,800		Post Properties, Inc.	427,390
26,000		Reckson Associates Realty Corp.	564,460
13,000		Washington Real Estate Investment Trust	361,400
15,000		Weingarten Realty Investors	650,250

		Total Real Estate	2,997,172

		Road & Rail--1.3%
11,400		Roadway Express, Inc.	543,552

		Semiconductor Equipment & Products--3.6%
27,600		Cohu, Inc.	547,308
21,000	(1)	DSP Group, Inc.	550,830
7,500	(1)	LTX Corp.	74,325
12,400	(1)	Zoran Corp.	336,164

		Total Semiconductor Equipment & Products	1,508,627

		Software--4.3%
22,500	(1)	Activision, Inc.	262,125
23,000	(1)	Progress Software Corp.	457,930
34,500	(1)	Sybase, Inc.	541,650
21,000	(1)	Take-Two Interactive Software, Inc.	558,600

		Total Software	1,820,305

		Specialty Retail--5.8%
19,000	(1)	Abercrombie & Fitch Co., Class A	609,710
31,000	(1)	AnnTaylor Stores Corp.	875,750
26,200		Foot Locker, Inc.	391,952
15,800	(1)	Electronics Boutiques Holdings Group	423,124
3,000	(1)	Urban Outfitters, Inc.	119,220

		Total Specialty Retail	2,419,756

		Textiles, Apparel & Luxury Goods--5.4%
11,000	(1)	Columbia Sportswear Co.	582,890
10,000		K-Swiss, Inc., Class A	376,690
4,400		Oxford Industries, Inc.	209,264
13,800	(1)	Timberland Co., Class A	618,516
47,000	(1)	Tommy Hilfiger Corp.	488,800

		Total Textiles, Apparel & Luxury Goods	2,276,160

		Thrifts & Mortgage Finance--4.4%
7,000		Astoria Financial Corp.	196,980
5,000		PFF Bancorp, Inc.	202,750
29,920		Washington Federal, Inc.	724,064
19,100		Webster Financial Corp. Waterbury	715,486

		Total Thrifts & Mortgage Finance	1,839,280

		Total Common Stocks (identified cost $34,516,077)	41,305,661

		Mutual Fund--1.0%
425,033	(2)	Prime Value Obligations Fund, Class IS (at net asset value)	$425,033

		TOTAL INVESTMENTS--99.6% (identified cost $34,941,110)(3)	41,730,694

		OTHER ASSETS AND LIABILITIES--NET--0.4%	174,730

		TOTAL NET ASSETS--100%	$41,905,424

(1) Non-income producing security.

(2) Affiliated issuer.

(3) The cost of investments for federal tax purposes amounts to $34,941,110.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2003.

(See Notes which are an integral part of the Financial Statements)

Portfolio of Investments

Golden Oak International Equity Portfolio

July 31, 2003 (unaudited)

Shares			Value in U.S. Dollars
Common Stocks--97.5%
		Australia--1.1%
351,000	(1)	Promina Group Ltd.	$564,737

		Brazil--2.2%
34,600		Companhia de Bebidas das Americas, PR-ADR	686,810
14,000		Companhia Vale Do Rio Doce, ADR	445,480

		Total Brazil	1,132,290

		Canada--1.3%
32,100		Suncor Energy, Inc.	584,942
20,000	(1)	Tembec, Inc., Class A	103,581

		Total Canada	688,523

		China--0.1%
148,500		Aluminum Corp. of China Ltd.	43,676

		Denmark--1.1%
17,322		Novo Nordisk, Class B	577,307

		Finland--1.5%
50,501		Nokia Oyj	771,325

		France--7.4%
18,986		BNP Paribas SA	1,018,612
2,100	(1)	Business Objects SA, ADR	51,051
11,559		Carrefour SA	530,303
18,701		Compagnie de St. Gobain	735,248
17,665		Essilor International SA	709,771
11,285		Lafarge SA	747,182

		Total France	3,792,167

		Germany--4.0%
14,738		BASF AG	698,513
8,000		Bilfinger Berger AG	231,829
14,500		Celanese AG	403,740
11,252		Deutsche Bank AG	725,614

		Total Germany	2,059,696

		Greece--2.7%
38,720		EFG Eurobank	619,469
63,700		Greek Organization of Football Prognostics	750,112

		Total Greece	1,369,581

		Hong Kong--4.0%
284,000		China Merchants Holdings International Co. Ltd.	259,828
19,000		Esprit Holdings Ltd.	48,559
620,000		Fountain Set (Holdings) Ltd.	551,476
240,000		Hong Kong Exchanges & Clearing Ltd.	389,586
326,000		Shangri-La Asia Ltd.	258,315
400,000		Texwinca Holdings Ltd.	319,948
1,000,000		Tingyi (Cayman Islands) Holding Co.	199,899

		Total Hong Kong	2,027,611

Common Stocks --continued
		Ireland--0.6%
35,000		Anglo Irish Bank Corp. PLC	$321,572

		Italy--2.1%
29,300		Merloni Elettrodomestici SpA	407,423
43,658		Riunione Adriatica di Sicurta SpA	676,338

		Total Italy	1,083,761

		Japan--14.1%
70,000		Asahi Glass Co. Ltd.	475,371
56,000		Bridgestone Corp.	761,761
49,700		Chugai Pharmaceutical Co. Ltd.	557,717
25,000		Fuji Photo Film Co.	742,474
16,000		Ito-Yokado Co. Ltd.	408,775
9,000		Kyocera Corp.	507,150
56,000		Matsushita Electric Industrial Co.	659,007
104,000		Mitsubishi Corp.	752,641
311		NTT DoCoMo, Inc.	709,166
54,000		Nomura Holdings, Inc.	713,288
158,000		Nsk	498,672
136,000		Tokyo Gas Co.	399,784

		Total Japan	7,185,806

		Korea--3.2%
2,000		Cheil Communications, Inc.	209,457
45,000		Hanjin Shipping Co.	373,634
10,000		LG Chem Ltd.	392,147
5,400		POSCO	646,690

		Total Korea	1,621,928

		Netherlands--7.3%
34,586		ING Groep NV	687,299
82,524		Koninklijke KPN NV	558,889
30,000		Koninlijke Luchtvaart Maatschapppij NV (KLM)	284,295
67,689		Reed Elsevier NV	745,742
33,501		TPG NV	621,183
24,416		VNU - Verenigde Nederlandse Uitgeversbedrijven	782,286
5,300		Vedior NV	59,183

		Total Netherlands	3,738,877

		Norway--1.8%
99,997		Statoil ASA	894,660

		Portugal--0.2%
4,800	(1)	PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	76,205

		Singapore--2.5%
80,000		DBS Group Holdings Ltd.	516,584
264,800		Keppel Corp. Ltd.	758,828

		Total Singapore	1,275,412

Common Stocks --continued
		South Africa--0.9%
37,554		Gold Fields Ltd.	$455,287

		Spain--7.3%
25,122		Altadis SA	624,161
90,036		Banco Bilbao Vizcaya Argentaria SA	973,002
59,530		Iberdrola SA	1,014,836
97,339		Telefonica SA	1,125,705

		Total Spain	3,737,704

		Sweden--3.9%
40,739		Assa Abloy AB, Class B	422,334
15,660		Atlas Copco AB, Class A	452,532
25,000		Eniro AB	202,957
18,125		Hennes & Mauritz AB, Class B	383,665
47,064		Securitas AB, Class B	544,053

		Total Sweden	2,005,541

		Switzerland--8.7%
10,000	(1)	Actelion Ltd.	686,815
22,833		Roche Holding AG	1,887,079
9,000	(1)	Saurer Ag	285,494
20,839		UBS AG	1,209,395
3,182		Zurich Financial Services AG	389,121

		Total Switzerland	4,457,904

		Taiwan, Province of China--0.9%
264,600	(1)	Taiwan Semiconductor Manufacturing Co.	452,245

		Thailand--2.9%
203,200	(1)	Bangkok Bank Public Co. Ltd.	328,506
148,800		Siam Cement Co. Ltd.	579,749
650,000		Siam Commercial Bank PLC	571,309

		Total Thailand	1,479,564

		United Kingdom--15.7%
300,000		Aegis Group PLC	429,051
25,000		Alliance Unichem PLC	197,995
100,000	(1)	Autonomy Corp. PLC	300,923
262,216		BP Amoco PLC	1,785,531
75,291	(1)	British Sky Broadcasting Group PLC	846,742
25,000	(1)	Cairn Energy PLC	125,822
275,777		Centrica PLC	780,909
43,957		GlaxoSmithKline PLC	835,981
187,423		Kingfisher PLC	840,806
584,601	(1)	MMO2 PLC	502,430
49,226		Royal Bank of Scotland PLC, Edinburgh	1,379,628

		Total United Kingdom	8,025,818

		Total Common Stocks (identified cost $45,908,865)	49,839,197

Principal Amount			Value in U.S. Dollars
		Government Agency--1.2%
$600,000		Federal Home Loan Bank System, Discount Bond, 8/1/2003 (identified cost $600,000)	$600,000

		TOTAL INVESTMENTS--98.7% (identified cost $46,508,865)(2)	50,439,197

		OTHER ASSETS AND LIABILITIES--NET--1.3%	682,397

		TOTAL NET ASSETS--100%	$51,121,594

(1) Non-income producing security.

(2) The cost of investments for federal tax purposes amounts to $46,508,865.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2003.

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

(See Notes which are an integral part of the Financial Statements)

Portfolio of Investments

Golden Oak Intermediate-Term Income Portfolio

July 31, 2003 (unaudited)

Principal Amount			Value
U.S. Treasury--5.5%
		U.S. Treasury Notes
$2,500,000		6.125%, 8/15/2007	$2,803,028
1,000,000		6.625%, 5/15/2007	1,136,485
1,600,000		7.875%, 11/15/2004	1,731,189

		Total U.S. Treasury (identified cost $5,191,713)	5,670,702

Government Agencies--20.2%
		FHLB
2,000,000		2.375%, 2/15/2006	1,996,720
3,500,000		5.740%, 2/25/2005	3,710,567

		TOTAL FHLB	5,707,287

		FHLMC
1,000,000		1.750%, 5/15/2005	997,416
1,000,000		1.875%, 1/15/2005	1,002,721
2,000,000		6.875%, 9/15/2010	2,280,152

		TOTAL FHLMC	4,280,289

		FNMA
3,000,000		3.500%, 9/15/2004	3,071,292
2,500,000		3.875%, 3/15/2005	2,584,792
5,000,000		6.500%, 8/15/2004	5,266,870

		TOTAL FNMA	10,922,954

		Total Government Agencies (identified cost $20,121,163)	20,910,530

Collateralized Mortgage Obligations--0.0%
23,619		FNMA, Class A, 5.974%, 4/25/2020 (identified cost $23,769)	23,619

Mortgage Backed Securities--10.1%
		FNMA
5,129,189		6.39%, 8/1/2013	5,669,031
2,958,643		6.46%, 12/1/2028	3,261,993
1,336,043		7.04%, 8/1/2012	1,521,629

		Total Mortgage Backed Securities (identified cost $9,524,565)	10,452,653

Corporate Bonds--57.7%
		Airlines--0.7%
869,681		USAir, Inc., Note, (Series A), 6.76%, 4/15/2008	726,797

		Auto Components--2.1%
2,000,000		TRW, Inc., Note, 7.37%, 4/18/2007	2,225,178

		Automobiles--1.0%
1,000,000		DaimlerChrysler AG, 7.75%, 6/15/2005	1,087,292

		Banks--1.1%
1,000,000		Wells Fargo Bank, N.A., Sub. Note, 6.45%, 2/1/2011	1,112,197

		Capital Markets--3.2%
1,000,000		Merrill Lynch & Co., Inc., Sr. Unsub., 6.00%, 2/17/2009	1,075,579
2,000,000		Schwab (Charles) Corp., Sr. Note, 8.05%, 3/1/2010	2,290,588

		Total Capital Markets	3,366,167

Corporate Bonds--continued
		Commercial Banks--6.6%
$2,000,000		Bank of America Corp., Note, 7.875%, 5/16/2005	$2,208,196
2,000,000		National Australia Bank Ltd., Melbourne, Sub. Note, (Series A), 8.60%, 5/19/2010	2,461,562
2,000,000		National City Corp., Sub. Note, 5.75%, 2/1/2009	2,184,928

		Total Commercial Banks	6,854,686

		Commercial Services & Supplies--1.0%
1,000,000		Donnelley (R.R.) & Sons Co., Note, 6.70%, 7/5/2005	1,072,797

		Consumer Finance--9.9%
2,000,000		American General Finance Corp., Note, (Series F), 6.10%, 5/22/2006	2,174,822
1,500,000		Ford Motor Credit Co., Note, 6.50%, 1/25/2007	1,541,616
4,000,000		General Motors Acceptance Corp., Note, 7.75%, 1/19/2010	4,187,508
2,000,000		Household Finance Corp., Note, 7.875%, 3/1/2007	2,296,012

		Total Consumer Finance	10,199,958

		Diversified Financial Services--4.5%
2,000,000		Citigroup, Inc., Sub. Note, 7.25%, 10/1/2010	2,287,232
2,000,000		PaineWebber Group, Inc., 7.625%, 12/1/2009	2,364,116

		Total Diversified Financial Services	4,651,348

		Diversified Financials--1.1%
1,000,000		McDonnell Douglas Finance Corp., Sr. Note, (Series MTN), 7.25%, 2/1/2011	1,098,407

		Electric Utilities--1.1%
1,000,000		Wisconsin Energy Corp., Sr. Note, 6.50%, 4/1/2011	1,091,172

		Electrical Equipment--3.2%
2,000,000		Cooper Industries, Inc., Note, (Series MTN3), 6.375%, 5/8/2008	2,205,758
1,000,000		Hubbell, Inc., Note, 6.625%, 10/1/2005	1,092,160

		Total Electrical Equipment	3,297,918

		Financial Services--2.3%
2,000,000		Associates Corp. of North America, Deb., 8.55%, 7/15/2009	2,415,164

		Food & Staples Retailing--5.3%
2,000,000		Albertsons, Inc., Sr. Note, 8.35%, 5/1/2010	2,321,924
3,000,000		SUPERVALU, Inc., Note, 6.64%, 6/9/2006	3,130,257

		Total Food & Staples Retailing	5,452,181

		Industrial Conglomerates--2.0%
2,000,000		Tyco International Group, Note, 5.80%, 8/1/2006	2,040,000

		Machinery--1.1%
1,000,000		Caterpillar, Inc., Note, 6.55%, 5/1/2011	1,116,169

		Oil & Gas--2.1%
2,000,000		Unocal Corp., Note, 6.50%, 5/1/2008	2,168,364

		Railroads--2.1%
2,000,000		CSX Transportation, Inc., Equip. Trust, 6.40%, 6/15/2009	2,197,082

		Special Purpose Entity--4.7%
3,917,000		BHP Finance (USA), Inc., Company Guarantee, 8.50%, 12/1/2012	4,862,576

		Telephone & Telecommunications--1.1%
1,000,000		Telefonica Europe, Company Guarantee, 7.35%, 9/15/2005	1,103,361

Principal Amount or Shares			Value
Corporate Bonds--continued
		Tobacco--1.5%
$1,500,000		Philip Morris Cos., Inc., Note, 7.00%, 7/15/2005	$1,551,186

		Total Corporate Bonds (identified cost $54,398,283)	59,690,000

		Mutual Funds--5.4%
802,990		AIM Liquid Asset Portfolio	802,990
4,813,192	(1)	Prime Value Obligations Fund, Class IS	4,813,192

		Total Mutual Funds (at net asset value)	5,616,182

		TOTAL INVESTMENTS--98.9% (identified cost $94,875,675 )(2)	102,363,686

		OTHER ASSETS AND LIABILITIES--NET--1.1%	1,127,025

		TOTAL NET ASSETS--100%	$103,490,711

(1) Affiliated issuer. At July 31, 2003, this security amounted to $4,813,192 which represents 4.7% of total net assets.

(2) The cost of investments for federal tax purposes amounts to $94,875,675.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2003.

The following acronyms are used throughout this portfolio:

FHLB	--Federal Home Loan Bank
FHLMC	--Federal Home Loan Mortgage Corporation
FNMA	--Federal National Mortgage Association
MTN	--Medium Term Note

(See Notes which are an integral part of the Financial Statements)

Portfolio of Investments

Golden Oak Michigan Tax Free Bond Portfolio

July 31, 2003 (unaudited)

Principal Amount			Value
Long-Term Municipals--97.9%
		Michigan--97.9%
$365,000		Anchor Bay, MI School District, (Series II), 6.125% (Q-SBLF LOC)/(Original Issue Yield: 5.15%), 5/1/2011	$418,513
250,000		Big Rapids, MI, Public School District, GO UT, 7.30% (FGIC INS and Q-SBLF LOC)/(Original Issue Yield: 5.15%), 5/1/2005	274,560
1,500,000		Bishop, MI, International Airport Authority, (Series B), 5.125% (Original Issue Yield: 5.25%), 12/1/2017	1,440,315
860,000		Central Michigan University, Refunding Revenue Bonds, 5.20% (FGIC INS)/(Original Issue Yield: 5.227%), 10/1/2009	950,051
500,000		Detroit, MI, Water Supply System, (Series A), 5.10% (MBIA INS)/(Original Issue Yield: 5.20%), 7/1/2007	547,490
1,000,000		Detroit, MI, Water Supply System, (Series A), 5.75% (FGIC INS)/(Original Issue Yield: 5.84%), 7/1/2019	1,136,080
200,000		Detroit, MI, GO UT, 5.00% (AMBAC INS)/(Original Issue Yield: 5.10%), 5/1/2003	204,416
1,000,000		Detroit, MI, GO UT, 5.25% (AMBAC INS)/(Original Issue Yield: 5.29%), 5/1/2008	1,105,640
315,000		East Lansing, MI, (Series B), 4.85% (Original Issue Yield: 4.849%), 10/1/2007	316,156
1,100,000		Farmington, MI, Public School District, GO UT, 4.00% (Q-SBLF LOC)/(Original Issue Yield: 4.27%), 5/1/2009	1,146,343
675,000		Ferris State University of Michigan, Refunding Revenue Bonds, 5.40% (AMBAC INS)/(Original Issue Yield: 5.45%), 10/1/2009	751,633
1,040,000		Flint, MI, EDA, GO UT, 6.00% (MBIA INS)/(Original Issue Yield: 4.75%), 11/1/2003	1,052,657
200,000		Grand Rapids, MI, 6.60% (MBIA INS)/(Original Issue Yield: 6.70%), 6/1/2008	211,582
1,000,000		Howell, MI, Public Schools, GO UT, 5.00% (FGIC INS and Q-SBLF LOC)/(Original Issue Yield: 5.10%), 5/1/2008	1,033,370
1,575,000		Howell, MI, Public Schools, GO UT, 5.25% (Q-SBLF LOC)/(Original Issue Yield: 4.89%), 5/1/2017	1,648,222
250,000		Iron Mountain, MI, GO UT, 5.00% (AMBAC INS), 11/1/2001	254,512
1,575,000		Jenison, MI, Public Schools, GO UT, 5.25% (FGIC INS)/(Original Issue Yield: 4.56%), 5/1/2011	1,720,168
1,000,000		Kalamazoo, MI, Hospital Finance Authority, Borgess Medical Center (Series A) Revenue Bonds, 5.00% (AMBAC INS)/(Original Issue Yield: 5.10%), 6/1/2004	1,033,080
500,000		Kent County, MI, Building Authority, GO LT, 5.00% (Original Issue Yield: 5.10%), 12/1/2006	529,625
500,000		Kent County, MI, Building Authority, GO LT, 5.10% (Original Issue Yield: 5.20%), 12/1/2007	528,705
1,000,000		Lake Orion, MI, School District, (Series A), GO UT, 5.75% (Original Issue Yield: 5.89%), 5/1/2015	1,133,970
250,000		Lansing, MI, Tax Increment, GO LT, 6.10%, 10/1/2003	252,012
115,000		Lincoln, MI, Consolidated School District, GO UT, 5.75% (Q-SBLF LOC), 5/1/2009	120,550
250,000		Livonia, MI, Municipal Building Authority, GO LT, 5.75%, 6/1/2004	259,737
1,000,000		Michigan Municipal Bond Authority, Pollution Control Revenue Bonds, 5.15%, 10/1/2008	1,026,630
810,000		Michigan Municipal Bond Authority, Revenue Bonds, 5.50% (State Revolving Fund), 10/1/2006	896,257
250,000		Michigan Municipal Bond Authority, Revenue Refunding Bonds, 6.50% (Q-SBLF LOC)/(Original Issue Yield: 6.60%), 5/1/2007	255,730
500,000		Michigan Public Power Agency, Campbell Project (Series A), 5.50% (AMBAC INS), 1/1/2006	540,645
1,100,000		Michigan State Building Authority, (Series I), 4.75% (Original Issue Yield: 4.98%), 10/15/2018	1,107,557
1,000,000		Michigan State Hospital Finance Authority, (Series A), 5.00% (McLaren Obligated Group)/(Original Issue Yield: 5.05%), 10/15/2004	1,026,780
600,000		Michigan State Hospital Finance Authority, (Series A), 5.10% (Henry Ford Health System, MI)/(Original Issue Yield: 5.20%), 5/15/2006	640,200
750,000		Michigan State Hospital Finance Authority, (Series A), 5.20% (McLaren Obligated Group)/(Original Issue Yield: 5.25%), 10/15/2006	769,605
675,000		Michigan State Hospital Finance Authority, (Series A), 6.25% (Detroit Medical Center Obligated Group)/(Original Issue Yield: 6.60%), 8/15/2013	563,436
940,000		Michigan State Hospital Finance Authority, (Series P), 4.90% (MBIA INS)/(Original Issue Yield: 5.10%), 8/15/2003	974,620
60,000		Michigan State Hospital Finance Authority, (Series P), 4.90% (MBIA INS)/(Original Issue Yield: 5.10%), 8/15/2003	62,255
1,000,000		Michigan State Hospital Finance Authority, Refunding Revenue Bonds, 4.40% (MBIA INS)/(Original Issue Yield: 4.45%), 2/15/2004	1,018,380
Long-Term Municipals--continued
		Michigan--continued
$2,180,000		Michigan State Hospital Finance Authority, Refunding Revenue Bonds, 5.00% (AMBAC INS)/(Original Issue Yield: 4.70%), 8/15/2005	$2,325,035
750,000		Michigan State Hospital Finance Authority, Refunding Revenue Bonds, 5.00% (AMBAC INS)/(Original Issue Yield: 4.85%), 5/15/2004	773,475
1,000,000		Michigan State Hospital Finance Authority, Refunding Revenue Bonds, 5.00%, 5/15/2008	983,210
480,000		Michigan State Hospital Finance Authority, Refunding Revenue Bonds, 5.20% (MBIA INS)/(Original Issue Yield: 5.199%), 11/15/2007	529,694
450,000		Michigan State Hospital Finance Authority, Refunding Revenue Bonds, 5.30% (MBIA INS)/(Original Issue Yield: 5.299%), 11/15/2006	497,696
450,000		Michigan State Hospital Finance Authority, Refunding Revenue Bonds, 5.40% (MBIA INS)/(Original Issue Yield: 5.399%), 11/15/2006	488,808
1,400,000		Michigan State Hospital Finance Authority, Refunding Revenue Bonds, 5.50% (FSA, Inc. INS)/(Original Issue Yield: 4.95%), 6/1/2008	1,565,998
160,000		Michigan State Housing Development Authority, Revenue Bonds, 6.50% (Greenwood Village Project)/(FSA, Inc. INS), 9/15/2007	162,675
400,000		Michigan State South Central Power Agency, Refunding Revenue Bonds, 5.80% (MBIA INS)/(Original Issue Yield: 5.90%), 11/1/2005	437,256
1,105,000		Michigan Strategic Fund, (Series A), 5.40% (First of America Bank LOC)/(Original Issue Yield: 5.399%), 8/1/2007	1,164,261
1,065,000		Michigan Strategic Fund, (Series A), 5.50% (First of America Bank LOC)/(Original Issue Yield: 5.499%), 8/1/2007	1,119,975
350,000		Michigan Strategic Fund, LT Obligation Revenue Refunding Bonds (Series A), 7.10% (Ford Motor Co.)/(Original Issue Yield: 7.127%), 2/1/2006	376,404
300,000		Montague, MI, Public School District, GO UT, 5.125% (FSA, Inc. INS and Q-SBLF LOC)/(Original Issue Yield: 4.60%), 5/1/2006	324,690
300,000		Montague, MI, Public School District, GO UT, 5.125% (FSA, Inc. INS and Q-SBLF LOC)/(Original Issue Yield: 4.75%), 5/1/2008	321,123
500,000		Northville, MI, Public School District, GO UT, 5.00% (FGIC INS and Q-SBLF LOC)/(Original Issue Yield: 5.05%), 5/1/2010	536,010
1,000,000		Oakland County, MI, EDC, LT Obligation Refunding Revenue Bonds, (Series 1994B), 6.375% (Cranbrook Educational Community)/(United States Treasury GTD), 11/1/2014	1,066,640
275,000		Pewamo Westphalia, MI, Community School District, GO UT, 5.00% (FGIC INS and Q-SBLF LOC)/(Original Issue Yield: 4.55%), 5/1/2006	296,720
1,100,000		Plymouth-Canton, MI, Community School District, GO UT, 4.50% (FGIC INS and Q-SBLF LOC)/(Original Issue Yield: 4.55%), 5/1/2008	1,127,291
500,000		Portage, MI, Public Schools, GO UT, 4.35% (FSA, Inc. INS)/(Original Issue Yield: 4.47%), 5/1/2009	512,480
500,000		Portage, MI, Public Schools, GO UT, 4.45% (FSA, Inc. INS)/(Original Issue Yield: 4.57%), 5/1/2012	510,895
1,000,000		Rochester, MI, Community School District, GO UT, 5.50% (MBIA INS)/(Original Issue Yield: 4.65%), 5/1/2006	1,092,240
1,500,000		Roseville, MI, School District, GO UT, 4.45% (FSA, Inc. INS and Q-SBLF LOC)/(Original Issue Yield: 4.45%), 5/1/2006	1,596,600
5,000,000		Saginaw, MI, Hospital Finance Authority, (Series F), 6.50% (Original Issue Yield: 6.645%), 7/1/2030	5,261,150
100,000		Saline, MI, Building Authority, GO UT, 7.00% (AMBAC INS), 7/1/2005	103,073
1,250,000		Trenton, MI, Building Authority, GO UT, 5.625% (AMBAC INS)/(Original Issue Yield: 5.73%), 10/1/2021	1,333,950
1,000,000		Troy, MI, City School District, GO UT, 4.75% (Q-SBLF LOC)/(Original Issue Yield: 4.80%), 5/1/2007	1,067,990
1,000,000		University of Michigan, (Series A-1), 5.25% (Original Issue Yield: 4.98%), 12/1/2009	1,089,160
1,375,000		Washtenaw Community College, MI, (Series A), 4.35% (Original Issue Yield: 4.35%), 4/1/2005	1,441,358
1,200,000		Washtenaw Community College, MI, (Series A), 4.90% (Original Issue Yield: 4.90%), 4/1/2006	1,290,180
1,450,000		Waterford, MI School District, GO UT, 4.85% (Q-SBLF LOC)/(Original Issue Yield: 4.90%), 6/1/2010	1,518,411
900,000		West Bloomfield, MI School District, GO UT, 5.70% (FGIC INS)/(Original Issue Yield: 5.75%), 5/1/2014	1,017,891
1,000,000		Wixon, MI, GO UT, 4.75% (AMBAC INS)/(Original Issue Yield: 4.986%), 5/1/2004	1,017,560
1,700,000		Wyandotte, MI Electric Authority, Refunding Revenue Bonds, 6.25% (MBIA INS)/(Original Issue Yield: 6.55%), 10/1/2008	1,901,467

		Total Long-Term Municipals (identified cost $58,364,644)	61,802,848

Shares			Value
Mutual Fund--1.4%
873,456	(1)	Municipal Obligations Fund, Class IS (at net asset value)	$873,456

		TOTAL INVESTMENTS--99.3% (identified cost $59,238,100)(2)	62,676,304

		OTHER ASSETS AND LIABILITIES--NET--0.7%	448,820

		TOTAL NET ASSETS--100%	$63,125,124

(1) Affiliated issuer.

(2) The cost of investments for federal tax purposes amounts to $59,202,279.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2003.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
EDA	--Economic Development Authority
EDC	--Economic Development Commission
FGIC	--Financial Guaranty Insurance Corporation
FSA	--Financial Security Assurance
GO	--General Obligation
GTD	--Guaranteed
INS	--Insured
LOC	--Letter of Credit
LT	--Limited Tax
MBIA	--Municipal Bond Insurance Association
Q-SBLF	--Qualified State Bond Loan Fund
UT	--Unlimited Tax

(See Notes which are an integral part of the Financial Statements)

Portfolio of Investments

Golden Oak Prime Obligation Money Market Portfolio

July 31, 2003 (unaudited)

Principal Amount			Value
Commercial Paper--41.5%
		Banks--5.5%
$3,000,000		Fleet Funding Corp., 1.120%, 8/11/2003	$2,999,067
2,000,000		HBOS Treasury Services PLC, 1.250%, 8/1/2003	2,000,000
4,500,000		UBS Finance (Delaware), Inc., 1.030%, 8/1/2003	4,500,000

		Total Banks	9,499,067

		Beverages--1.7%
3,000,000		Coca-Cola Enterprises, Inc., 1.020%, 8/11/2003	2,999,150

		Commercial Banks--2.3%
4,000,000		Toronto Dominion Holdings (USA), Inc., (Guaranteed by Toronto Dominion Bank), 1.040%, 11/20/2003	3,987,173

		Diversified Financials--15.9%
3,000,000		Delaware Funding Corp., 1.040%, 8/26/2003	2,997,833
3,100,000		Mont Blanc Capital Corp., 1.050%, 9/25/2003	3,095,027
600,000		Nationwide Building Society, 1.060%, 10/22/2003	598,551
4,500,000		Nestle Capital Corp., 1.165%, 9/15/2003	4,493,447
4,000,000		New York Life Capital Corp., 1.030%, 9/3/2003	3,996,223
1,981,000		Old Line Funding, 1.030%, 9/9/2003	1,978,790
3,000,000		Park Avenue Receivables Corp., 1.010%, 9/22/2003	2,995,493
4,000,000		Shell Finance (Netherlands) BV, 1.050%, 10/15/2003	3,991,250
3,500,000		Variable Funding Capital Corp., 1.040%, 9/4/2003	3,496,562

		Total Diversified Financials	27,643,176

		Financing Entity--8.9%
3,000,000		Clipper Receivables Corp., 1.030%, 8/20/2003	2,998,369
3,000,000		Edison Asset Securitization LLC, 1.030%, 8/1/2003	3,000,000
3,000,000		Eureka Securitization Inc., 1.210%, 8/6/2003	2,999,496
3,400,000		Greyhawk Funding LLC, 1.040%, 9/4/2003	3,396,661
3,000,000		Preferred Receivable Funding, 1.030%, 8/19/2003	2,998,455

		Total Financing Entity	15,392,981

		Food Products--2.3%
4,000,000		Archer-Daniels-Midland Co., 1.210%, 8/26/2003	3,996,639

		Pharmaceuticals--2.6%
4,500,000		GlaxoSmithKline PLC, 1.170%, 8/19/2003	4,497,368

		Schools--2.3%
4,000,000		Yale University, 1.060%, 8/15/2003	3,998,351

		Total Commercial Paper	72,013,905

Certificates of Deposit--9.8%
4,000,000		American Express Centurion Bank, DE, 1.020%, 8/21/2003	4,000,000
2,000,000		Danske Bank AS, 1.570%, 11/6/2003	2,000,000
5,000,000		Dexia Bank, New York, 1.250%, 10/15/2003	5,000,000
4,500,000		State Street Bank and Trust Co., 1.190%, 8/13/2003	4,500,000
1,500,000		WestLB AG, 1.350%, 1/27/2004	1,500,000

		Total Certificates of Deposit	17,000,000

(1)Notes--Variable--13.4%
		Banks--2.0%
$3,500,000		Abbey National Treasury Services, PLC, 1.290%, 9/10/2003	$3,499,788

		Diversified Financials--2.8%
1,500,000		General Electric Capital Corp., 1.131%, 8/18/2003	1,500,000
1,000,000		General Electric Capital Corp., 1.191%, 8/11/2003	1,000,000
550,000		Nationwide Building Society, 1.080%, 10/23/2003	550,000
1,700,000		Permanent Financing (No. 2) PLC, (Series 2), 1A, 1.070%, 8/10/2003	1,700,000

		Total Diversified Financials	4,750,000

		Energy--1.7%
3,000,000		BP Capital Markets PLC, 1.295%, 9/6/2003	3,000,000

		Financing Entity--0.6%
1,000,000		Holmes Financing PLC, 1.107%, 8/15/2003	1,000,000

		Funding Agreements--6.3%
3,000,000		Allstate Financial Global, 1.171%, 8/1/2003	3,000,000
2,000,000		MetLife Funding, Inc., 1.390%, 8/1/2003	2,000,000
3,000,000		Monumental Life Insurance Co., 1.400%, 8/1/2003	3,000,000
3,000,000		Travelers Insurance Co., 1.350%, 8/31/2003	3,000,000

		Total Funding Agreements	11,000,000

		Total Notes--Variable	23,249,788

Government Agencies--29.3%
		Federal Home Loan Bank--1.1%
800,000		5.375%, 1/5/2004	813,479
1,000,000		5.715%, 5/12/2004	1,033,778

		Total Federal Home Loan Bank	1,847,257

		Federal Home Loan Mortgage Corporation--2.9%
5,000,000		3.250%, 1/15/2004	5,038,529

	(2)	Federal Home Loan Mortgage Corporation--6.7%
4,000,000		1.030%, 12/5/2003	3,985,580
2,700,000		1.085%, 3/12/2004	2,681,772
2,000,000		1.190%, 2/26/2004	1,986,183
1,000,000		1.320%, 1/29/2004	993,363
2,000,000		1.380%, 12/31/2003	1,988,347

		Total Federal Home Loan Mortgage Corporation	11,635,245

		Federal National Mortgage Association--5.3%
4,000,000		4.750%, 11/14/2003	4,041,621
5,000,000		5.125%, 2/13/2004	5,100,758

		Total Federal National Mortgage Association	9,142,379

Government Agencies--continued
	(2)	Federal National Mortgage Association--13.3%
$3,000,000		0.900%, 9/24/2003	$2,995,950
3,000,000		1.060%, 6/25/2004	2,970,938
8,160,000		1.170% - 1.235%, 2/6/2004	8,108,171
6,000,000		1.330% - 1.385%, 12/12/2003	5,969,909
3,000,000		1.545%, 11/14/2003	2,986,481

		Total Federal National Mortgage Association	23,031,449

		Total Government Agencies	50,694,859

Repurchase Agreement--5.9%
10,200,000		Repurchase agreement with Goldman Sachs & Co., dated 7/31/2003 due 8/1/2003 at 1.120%, collateralized by a U.S. Government Agency Obligation with maturity of 3/1/2033 (repurchase proceeds $10,200,317)	10,200,000

		TOTAL INVESTMENTS--99.9% (at amortized cost)(3)	173,158,552

		OTHER ASSETS AND LIABILITIES--NET--0.1%	127,513

		TOTAL NET ASSETS--100%	$173,286,065

(1) Variable rate securities with current rate and next demand rate.

(2) These issues show the rate of discount at the time of purchase.

(3) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2003.

(See Notes which are an integral part of the Financial Statements)

Statements of Assets and Liabilities

Golden Oak Family of Funds

July 31, 2003 (unaudited)

	Growth Portfolio	Value Portfolio		Small Cap Value Portfolio
Assets:
Investments in securities, at value(1)	$50,373,333	$74,879,328		$41,730,694
Cash	--	--		--
Cash denominated in foreign currencies (identified cost $184,983)	--	--		--
Income receivable	24,855	157,674		33,865
Net receivable for foreign currency exchange contracts	--	--		--
Receivable for investments sold	217,070	2,138,625		273,937
Receivable for shares sold	21,591	26,214		6,642
Prepaid expenses	--	--		--

Total Assets	50,636,849	77,201,841		42,045,138

Liabilities:
Payable for investments purchased	159,336	1,438,185		53,556
Payable for shares redeemed	26,840	20,542		34,008
Income distribution payable	--	--		--
Payable for investment adviser fee (Note 5)	29,033	47,544		32,678
Payable for custodian fees	1,528	3,807		1,472
Payable for administrative personnel and services fee (Note 5)	2,351	3,521		1,940
Payable for transfer and dividend disbursing agent fees and expenses (Note 5)	5,136	3,339		3,716
Payable for Directors'/Trustees' fees	1,656	2,073		1,467
Payable for portfolio accounting fees	4,690	6,759		3,734
Payable for distribution services fee--Class A Shares (Note 5)	1,191	1,343		1,304
Accrued expenses	1,457	5,947		5,839

Total Liabilities	233,218	1,533,060		139,714

Total Net Assets	$50,403,631	$75,668,781		$41,905,424

Net Assets Consist of:
Paid-in capital	$85,669,127	$81,836,781		$35,559,465
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency	1,722,978	5,929,915		6,789,584
Accumulated net realized gain (loss) on investments and foreign currency transactions	(36,932,734)	(12,201,585)		(421,906)
Undistributed (distributions in excess of) net investment income	(55,740)	103,670		(21,719)

Total Net Assets	$50,403,631	$75,668,781		$41,905,424

Net Assets:
Institutional Shares	$44,507,628	$68,940,490		$35,358,450

Class A Shares	$5,896,003	$6,728,291		$6,546,974

Shares Outstanding:
Institutional Shares	6,064,287	9,232,217		3,524,477

Class A Shares	835,662	905,507		655,050

Net Asset Value and Redemption Proceeds Per Share:(2)
Institutional Shares	$7.34	$7.47		$10.03

Class A Shares	$7.06	$7.43		$9.99

Offering Price:(2)
Institutional Shares	$7.34	$7.47		$10.03

Class A Shares	$7.49 *	$7.88	*	$10.60 *

Investments, at identified cost	$48,650,355	$68,949,413		$34,941,110

Investments in affiliated issuers	$426,794	$1,000,068		$425,033

(1) Including $426,794, $1,000,068, $425,033, $0, $4,813,192, $873,456 and $0, respectively, of investments in affiliated issuers.

(2) See "What Do Shares Cost?" in the Prospectus.

* Computation of offering price per share 100/94.25 of net asset value.

** Computation of offering price per share 100/95.50 of net asset value.

(See Notes which are an integral part of the Financial Statements)

Golden Oak Family of Funds

July 31, 2003 (unaudited)

International Equity Portfolio		Intermediate- Term Income Portfolio	Michigan Tax Free Bond Portfolio		Prime Obligation Money Market Portfolio

$50,439,197		$102,363,686	$62,676,304		$173,158,552
34,921		--	--		25,055
182,939		--	--		--
80,808		1,563,944	803,288		284,555
5,397		--	--		--
715,849		31,334	--		--
26,532		--	--		280
1,781		--	--		--

51,487,424		103,958,964	63,479,592		173,468,442

217,336		--	--		--
73,878		30,140	100,752		--
--		367,403	215,201		131,385
35,602		28,773	14,362		10,409
22,986		259	--		546
2,368		4,876	2,982		7,556
7,923		1,893	2,752		6,311
1,728		2,926	1,888		4,488
3,758		12,154	10,902		15,600
251		2,034	150		2,336
--		17,795	5,479		3,746

365,830		468,253	354,468		182,377

$51,121,594		$103,490,711	$63,125,124		$173,286,065

$64,072,188		$98,759,800	$59,637,718		$173,313,160
3,933,731		7,488,011	3,438,204		--
(17,283,335)		(2,753,042)	42,758		(27,095)
399,010		(4,058)	6,444		--

$51,121,594		$103,490,711	$63,125,124		$173,286,065

$49,906,872		$93,451,162	$62,540,439		$160,623,248

$1,214,722		$10,039,549	$584,685		$12,662,817

7,868,278		9,058,245	6,139,527		160,640,558

192,483		973,151	57,398		12,673,702

$6.34		$10.32	$10.19		$1.00

$6.31		$10.32	$10.19		$1.00

$6.34		$10.32	$10.19		$1.00

$6.69	*	$10.81 **	$10.67	**	$1.00

$46,508,865		$94,875,675	$59,238,100		$173,158,552

$--		$4,813,192	$873,456		$--

Statements of Operations

Golden Oak Family of Funds

July 31, 2003 (unaudited)

	Growth Portfolio	Value Portfolio		Small Cap Value Portfolio
Investment Income:
Dividends	$211,772 (1)	$752,287	(3)	$257,574 (5)
Interest	3,373 (2)	5,765	(4)	1,711 (6)

Total income	215,145	758,052		259,285

Expenses:
Investment adviser fee (Note 5)	177,605	262,813		190,763
Administrative personnel and services fee (Note 5)	41,401	61,264		33,239
Custodian fees	7,291	7,523		6,310
Transfer and dividend disbursing agent fees and expenses (Note 5)	23,574	20,346		22,072
Directors'/Trustees' fees	364	685		347
Auditing fees	3,821	5,991		2,815
Legal fees	689	276		750
Portfolio accounting fees	8,477	12,733		7,229
Distribution services fee--Class A Shares (Note 5)	6,877	7,806		7,449
Share registration costs	16,087	15,905		12,004
Printing and postage	1,133	1,247		559
Insurance premiums	3,877	4,495		2,512
Miscellaneous	125	332		312

Total expenses	291,321	401,416		286,361

Waivers and Reimbursement: (Note 5)
Waiver of investment adviser fee	(20,436)	(2,943)		(18,781)
Reimbursement of other operating expenses	--	--		--

Total waivers and reimbursement	(20,436)	(2,943)		(18,781)

Net expenses	270,885	398,473		267,580

Net investment income/(Net operating loss)	(55,740)	359,579		(8,295)

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain (loss) on investments and foreign currency transactions	(2,082,983)	1,502,639		(413,824)
Net change in unrealized appreciation (depreciation) of investments and translation of assets and liabilities in foreign currency	9,027,056	9,637,828		8,043,290

Net realized and unrealized gain (loss) on investments and foreign currency transactions	6,944,073	11,140,467		7,629,466

Change in net assets resulting from operations	$6,888,333	$11,500,046		$7,621,171

(1) Net of foreign taxes withheld of $1,075.

(2) Including $3,373 received from affiliated issuers.

(3) Net of foreign taxes withheld of $3,801.

(4) Including $5,765 received from affiliated issuers.

(5) Net of foreign taxes withheld of $643.

(6) Including $1,711 received from affiliated issuers.

(7) Net of foreign taxes withheld of $91,882.

(8) Including $25,273 received from affiliated issuers.

(9) Including $3,373 received from affiliated issuers.

(See Notes which are an integral part of the Financial Statements)

Golden Oak Family of Funds

July 31, 2003 (unaudited)

International Equity Portfolio	Intermediate- Term Income Portfolio	Michigan Tax Free Bond Portfolio	Prime Obligation Money Market Portfolio

$733,515 (7)	$--	$--	$--
5,787	2,950,612 (8)	1,561,357 (9)	1,111,706

739,302	2,950,612	1,561,357	1,111,706

204,276	263,317	162,726	252,870
40,304	90,844	56,140	145,400
41,572	5,166	5,807	5,368
21,275	23,263	20,229	39,033
362	885	707	1,661
5,183	8,796	6,255	15,833
537	2,999	703	5,413
8,703	20,911	16,757	30,128
1,324	13,130	750	16,433
15,552	13,350	16,839	16,252
1,864	1,159	2,017	10,720
3,163	5,232	4,339	4,874
440	1,547	391	1,630

344,555	450,599	293,660	545,615

(4,263)	(95,157)	(81,365)	(189,652)
--	--	--	(2,371)

(4,263)	(95,157)	(81,365)	(192,023)

340,292	355,442	212,295	353,592

399,010	2,595,170	1,349,062	758,114

(2,256,780)	(378,458)	43,061	--
7,912,434	(125,793)	(897,914)	--

5,655,654	(504,251)	(854,853)	--

$6,054,664	$2,090,919	$494,209	$758,114

Statements Of Changes In Net Assets

Golden Oak Family of Funds

	Growth Portfolio		Value Portfolio
	Six Months Ended (unaudited) July 31, 2003	Year Ended January 31, 2003	Six Months Ended (unaudited) July 31, 2003	Year Ended January 31, 2003
Increase (Decrease) in Net Assets:
Operations--
Net investment income (Net operating loss)	$(55,740)	$(126,160)	$359,579	$377,197
Net realized gain (loss) on investments	(2,082,983)	(10,936,213)	1,502,639	(8,363,857)
Net change in unrealized appreciation/depreciation of investments	9,027,056	(5,303,532)	9,637,828	(5,846,647)

Change in net assets resulting from operations	6,888,333	(16,365,905)	11,500,046	(13,833,307)

Distributions to Shareholders--
Distributions from net investment income:
Institutional Shares	--	--	(247,933)	(370,322)
Class A Shares	--	--	(16,571)	(20,501)

Change in net assets resulting from distributions to shareholders	--	--	(264,504)	(390,823)

Share Transactions--
Proceeds from sale of shares	3,093,666	11,878,648	2,531,375	22,887,963
Net asset value of shares issued to shareholders in payment of dividends declared	--	--	20,643	29,613
Cost of shares redeemed	(5,358,335)	(8,373,987)	(6,478,576)	(23,225,472)

Change in net assets resulting from share transactions	(2,264,669)	3,504,661	(3,926,558)	(307,896)

Change in net assets	4,623,664	(12,861,244)	7,308,984	(14,532,026)
Net Assets:
Beginning of period	45,779,967	58,641,211	68,359,797	82,891,823

End of period	$50,403,631	$45,779,967	$75,668,781	$68,359,797

Undistributed net investment income (net operating loss) included in net assets at end of period	$(55,740)	$--	$103,670	$8,595

(See Notes which are an integral part of the Financial Statements)

Golden Oak Family of Funds

	Small Cap Value Portfolio		International Equity Portfolio
	Six Months Ended (unaudited) July 31, 2003	Year Ended January 31, 2003	Six Months Ended (unaudited) July 31, 2003	Year Ended January 31, 2003
Increase (Decrease) in Net Assets:
Operations--
Net investment income (loss)	$(8,295)	$33,143	$399,010	$(32,930)
Net realized gain (loss) on investments and foreign currency transactions	(413,824)	3,796,630	(2,256,780)	(6,222,533)
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	8,043,290	(10,009,895)	7,912,434	(1,976,146)

Change in net assets resulting from operations	7,621,171	(6,180,122)	6,054,664	(8,231,609)

Distributions to Shareholders--
Distributions from net investment income:
Institutional Shares	(25,571)	(20,991)	--	(75,238)
Class A Shares	--	(5)	--	--
Distributions from net realized gain on investments:
Institutional Shares	(87,663)	(6,237,343)	--	--
Class A Shares	(16,276)	(1,201,677)	--	--

Change in net assets resulting from distributions to shareholders	(129,510)	(7,460,016)	--	(75,238)

Share Transactions--
Proceeds from sale of shares	1,911,186	11,608,113	3,039,154	17,685,703
Net asset value of shares issued to shareholders in payment of dividends declared	104,371	7,438,223	--	7,741
Cost of shares redeemed	(4,780,921)	(15,468,926)	(3,009,364)	(4,106,080)

Change in net assets resulting from share transactions	(2,765,364)	3,577,410	29,790	13,587,364

Change in net assets	4,726,297	(10,062,728)	6,084,454	5,280,517
Net Assets:
Beginning of period	37,179,127	47,241,855	45,037,140	39,756,623

End of period	$41,905,424	$37,179,127	$51,121,594	$45,037,140

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(21,719)	$12,147	$399,010	$--

(See Notes which are an integral part of the Financial Statements)

Golden Oak Family of Funds

	Intermediate-Term Income Portfolio		Michigan Tax Free Bond Portfolio		Prime Obligation Money Market Portfolio
	Six Months Ended (unaudited) July 31, 2003	Year Ended January 31, 2003	Six Months Ended (unaudited) July 31, 2003	Year Ended January 31, 2003	Six Months Ended (unaudited) July 31, 2003	Year Ended January 31, 2003
Increase (Decrease) in Net Assets:
Operations--
Net investment income	$2,595,170	$6,125,926	$1,349,062	$3,048,229	$758,114	$2,035,684
Net realized gain (loss) on investments	(378,458)	(420,887)	43,061	171,583	--	--
Net change in unrealized appreciation/depreciation of investments	(125,793)	4,104,931	(897,914)	1,082,180	--	--

Change in net assets resulting from operations	2,090,919	9,809,970	494,209	4,301,992	758,114	2,035,684

Distributions to Shareholders--
Distributions from net investment income:
Institutional Shares	(2,345,248)	(5,682,297)	(1,345,165)	(3,008,131)	(713,982)	(1,857,343)
Class A Shares	(246,575)	(443,634)	(11,765)	(29,570)	(44,132)	(178,341)
Distributions from net realized gain on investments:
Institutional Shares	--	--	(50,684)	(178,250)	--	--
Class A Shares	--	--	(467)	(1,801)	--	--

Change in net assets resulting from distributions to shareholders	(2,591,823)	(6,125,931)	(1,408,081)	(3,217,752)	(758,114)	(2,035,684)

Share Transactions--
Proceeds from sale of shares	6,535,873	17,740,113	2,133,317	8,125,014	122,658,450	270,682,281
Net asset value of shares issued to shareholders in payment of dividends declared	254,160	557,752	96,721	262,297	44,373	186,478
Cost of shares redeemed	(9,418,262)	(38,062,655)	(4,622,813)	(18,251,555)	(110,307,216)	(261,269,309)

Change in net assets resulting from share transactions	(2,628,229)	(19,764,790)	(2,392,775)	(9,864,244)	12,395,607	9,599,450

Change in net assets	(3,129,133)	(16,080,751)	(3,306,647)	(8,780,004)	12,395,607	9,599,450
Net Assets:
Beginning of period	106,619,844	122,700,595	66,431,771	75,211,775	160,890,458	151,291,008

End of period	$103,490,711	$106,619,844	$63,125,124	$66,431,771	$173,286,065	$160,890,458

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(4,058)	$(7,405)	$6,444	$14,312	$(27,095)	$(27,095)

(See Notes which are an integral part of the Financial Statements)

Financial Highlights

Golden Oak Family of Funds

(For a share outstanding throughout each period.)

Year Ended January 31,	Net Asset Value, beginning of period	Net Investment Income (Net Operating Loss)	Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investments and Foreign Currency Transactions
Growth Portfolio--Institutional Shares
1999	$ 12.66	0.02	5.88	5.90	(0.02)	(2.38)
2000	$ 16.16	(0.03)	4.75	4.72	--	(3.03)
2001	$ 17.85	(0.01)	(1.83)	(1.84)	--	(3.02)
2002	$ 12.99	--	(4.05)	(4.05)	--	(0.23)
2003(3)	$ 8.71	(0.02)	(2.36)	(2.38)	--	--
2003(4)	$ 6.33	(0.01)	1.02	1.01	--	--
Growth Portfolio--Class A Shares
1999	$ 12.51	0.02	5.74	5.76	--	(2.38)
2000	$ 15.89	(0.06)	4.63	4.57	--	(3.03)
2001	$ 17.43	(0.03)	(1.80)	(1.83)	--	(3.02)
2002	$ 12.58	--	(3.95)	(3.95)	--	(0.23)
2003(3)	$ 8.40	(0.04)	(2.27)	(2.31)	--	--
2003(4)	$ 6.09	(0.02)	0.99	0.97	--	--
Value Portfolio--Institutional Shares
1999	$ 9.33	0.04	0.90	0.94	(0.04)	(1.06)
2000	$ 9.17	0.03	0.78	0.81	(0.03)	(0.50)
2001	$ 9.45	0.07	0.77	0.84	(0.07)	(0.71)
2002	$ 9.51	0.05	(1.41)	(1.36)	(0.05)	(0.30)
2003(3)	$ 7.80	0.04	(1.40)	(1.36)	(0.04)	--
2003(4)	$ 6.40	0.04	1.06	1.10	(0.03)	--
Value Portfolio--Class A Shares
1999	$ 9.32	0.03	0.87	0.90	(0.02)	(1.06)
2000	$ 9.14	0.01	0.77	0.78	(0.01)	(0.50)
2001	$ 9.41	0.05	0.77	0.82	(0.05)	(0.71)
2002	$ 9.47	0.03	(1.41)	(1.38)	(0.03)	(0.30)
2003(3)	$ 7.76	0.02	(1.39)	(1.37)	(0.02)	--
2003(4)	$ 6.37	0.03	1.05	1.08	(0.02)	--
Small Cap Value Portfolio--Institutional Shares
2000(6)	$ 10.00	0.03	(0.46)	(0.43)	(0.03)	--
2001	$ 9.54	0.07	3.58	3.65	(0.07)	(0.74)
2002	$ 12.38	0.05	1.66	1.71	(0.06)	(2.15)
2003(3)	$ 11.88	0.01	(1.64)	(1.63)	(0.01)	(1.94)
2003(4)	$ 8.30	0.00(7)	1.76	1.76	(0.01)	(0.02)
Small Cap Value Portfolio--Class A Shares
2000(6)	$ 10.00	0.03	(0.47)	(0.44)	(0.02)	--
2001	$ 9.54	0.04	3.58	3.62	(0.05)	(0.74)
2002	$ 12.37	0.02	1.66	1.68	(0.03)	(2.15)
2003(3)	$ 11.87	(0.01)	(1.65)	(1.66)	(0.00)(7)	(1.94)
2003(4)	$ 8.27	(0.01)	1.75	1.74	--	(0.02)
International Equity Portfolio--Institutional Shares
2001(9)	$ 10.00	--	(1.07)	(1.07)	(0.06)	--
2002	$ 8.87	(0.02)	(2.18)	(2.20)	(0.01)	--
2003(3)	$ 6.66	(0.00)(7)	(1.05)	(1.05)	(0.01)	--
2003(4)	$ 5.60	0.05	0.69	0.74	--	--

(1) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(2) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(3) Beginning with the year ended January 31, 2003, the Funds were audited by Ernst & Young LLP. The previous years were audited by other auditors.

(4) For the six months ended July 31, 2003 (unaudited).

(5) Computed on an annualized basis

(6) Reflects operations for the period from September 1, 1999 (date of initial public investment) to January 31, 2000.

(7) Represents less than $0.01.

(See Notes which are an integral part of the Financial Statements)

			Ratios to Average Net Assets
Total Distributions	Net Asset Value, end of period	Total Return(1)	Expenses	Net Investment Income (Loss)	Expense Waiver/ Reimbursement(2)	Net Assets, end of period (000 omitted)	Portfolio Turnover Rate

(2.40)	$ 16.16	51.98%	1.08%	0.10%	0.00%	$ 49,497	71%
(3.03)	$ 17.85	30.67%	1.06%	(0.19)%	0.00%	$ 65,891	83%
(3.02)	$ 12.99	(11.35)%	1.06%	(0.34)%	0.00%	$ 72,825	106%
(0.23)	$ 8.71	(31.18)%	1.11%	(0.33)%	0.00%	$ 50,663	112%
--	$ 6.33	(27.32)%	1.10%	(0.22)%	0.08%	$ 40,553	113%
--	$ 7.34	15.96%	1.10%(5)	(0.20)%(5)	0.09%(5)	$ 44,508	52%

(2.38)	$ 15.89	51.45%	1.33%	(0.21)%	0.00%	$ 1,540	71%
(3.03)	$ 17.43	30.23%	1.31%	(0.52)%	0.00%	$ 9,835	83%
(3.02)	$ 12.58	(11.58)%	1.31%	(0.60)%	0.00%	$ 11,943	106%
(0.23)	$ 8.40	(31.40)%	1.36%	(0.58)%	0.00%	$ 7,978	112%
--	$ 6.09	(27.50)%	1.35%	(0.47)%	0.08%	$ 5,227	113%
--	$ 7.06	15.93%	1.35%(5)	(0.45)%(5)	0.09%(5)	$ 5,896	52%

(1.10)	$ 9.17	12.63%	1.10%	0.44%	0.07%	$ 46,484	172%
(0.53)	$ 9.45	8.92%	1.09%	0.36%	0.00%	$ 59,091	102%
(0.78)	$ 9.51	9.36%	1.06%	0.76%	0.00%	$ 87,338	152%
(0.35)	$ 7.80	(14.33)%	1.07%	0.56%	0.01%	$ 74,944	106%
(0.04)	$ 6.40	(17.45)%	1.09%	0.53%	0.05%	$ 62,346	147%
(0.03)	$ 7.47	17.16%	1.10%(5)	1.03%(5)	0.01%(5)	$ 68,940	62%

(1.08)	$ 9.14	12.19%	1.35%	0.20%	0.07%	$ 1,100	172%
(0.51)	$ 9.41	8.61%	1.34%	0.10%	0.00%	$ 7,138	102%
(0.76)	$ 9.47	9.14%	1.31%	0.52%	0.00%	$ 8,461	152%
(0.33)	$ 7.76	(14.61)%	1.32%	0.32%	0.02%	$ 7,948	106%
(0.02)	$ 6.37	(17.64)%	1.34%	0.27%	0.05%	$ 6,013	147%
(0.02)	$ 7.43	16.95%	1.35%(5)	0.78%(5)	0.01%(5)	$ 6,728	62%

(0.03)	$ 9.54	(4.33)%	1.35%(5)	0.76%(5)	0.20%(5)	$ 40,554	11%
(0.81)	$ 12.38	39.30%	1.30%	0.65%	0.03%	$ 64,896	65%
(2.21)	$ 11.88	14.64%	1.33%	0.42%	0.03%	$ 40,235	30%
(1.95)	$ 8.30	(14.28)%	1.35%	0.12%	0.13%	$ 31,439	30%
(0.03)	$ 10.03	21.25%	1.35%(5)	0.00%(5)(8)	0.10%(5)	$ 35,358	15%

(0.02)	$ 9.54	(4.42)%	1.60%(5)	0.72%(5)	0.23%(5)	$ 3,305	11%
(0.79)	$ 12.37	38.88%	1.55%	0.36%	0.03%	$ 5,994	65%
(2.18)	$ 11.87	14.37%	1.59%	0.13%	0.03%	$ 7,007	30%
(1.94)	$ 8.27	(14.53)%	1.60%	(0.13)%	0.13%	$ 5,740	30%
(0.02)	$ 9.99	21.11%	1.60%(5)	(0.25)%(5)	0.10%(5)	$ 6,547	15%

(0.06)	$ 8.87	(10.68)%	1.50%(5)	(0.08)%(5)	0.11%(5)	$ 28,530	69%
(0.01)	$ 6.66	(24.86)%	1.50%	(0.33)%	0.19%	$ 39,056	120%
(0.01)	$ 5.60	(15.77)%	1.50%	(0.07)%	0.06%	$ 44,137	100%
--	$ 6.34	13.21%	1.45%(5)	1.71%(5)	0.02%(5)	$ 49,907	54%

(8) Represents less than 0.01%.

(9) Reflects operations for the period from July 10, 2000 (date of initial public investment) to January 31, 2001.

Financial Highlights

Golden Oak Family of Funds

(For a share outstanding throughout each period.)

Year Ended January 31,	Net Asset Value, beginning of period	Net Investment Income (Net Operating Loss)	Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investments and Foreign Currency Transactions	Total Distributions
International Equity Portfolio--Class A Shares
2001(3)	$ 10.00	(0.03)	(1.06)	(1.09)	(0.06)	--	(0.06)
2002	$ 8.85	--	(2.21)	(2.21)	--	--	--
2003(5)	$ 6.64	(0.01)	(1.05)	(1.06)	--	--	--
2003(6)	$ 5.58	0.04	0.69	0.73	--	--	--
Intermediate-Term Income Portfolio--Institutional Shares
1999	$ 10.04	0.60	0.29	0.89	(0.60)	(0.01)	(0.61)
2000	$ 10.32	0.55	(0.97)	(0.42)	(0.55)	--	(0.55)
2001	$ 9.35	0.58	0.58	1.16	(0.58)	--	(0.58)
2002	$ 9.93	0.57	0.10	0.67	(0.57)	--	(0.57)
2003(5)	$ 10.03	0.55	0.33	0.88	(0.54)	--	(0.54)
2003(6)	$ 10.37	0.26	(0.05)	0.21	(0.26)	--	(0.26)
Intermediate-Term Income Portfolio--Class A Shares
1999	$ 10.04	0.57	0.28	0.85	(0.57)	(0.01)	(0.58)
2000	$ 10.31	0.53	(0.96)	(0.43)	(0.53)	--	(0.53)
2001	$ 9.35	0.56	0.56	1.12	(0.55)	--	(0.55)
2002	$ 9.92	0.54	0.11	0.65	(0.54)	--	(0.54)
2003(5)	$ 10.03	0.51	0.35	0.86	(0.52)	--	(0.52)
2003(6)	$ 10.37	0.25	(0.06)	0.19	(0.24)	--	(0.24)
Michigan Tax Free Bond Portfolio--Institutional Shares
1999	$ 10.24	0.48	0.10	0.58	(0.48)	(0.01)	(0.49)
2000	$ 10.33	0.43	(0.61)	(0.18)	(0.43)	--	(0.43)
2001	$ 9.72	0.44	0.44	0.88	(0.45)	(0.01)	(0.46)
2002	$ 10.14	0.44(7)	0.10 (7)	0.54	(0.44)	(0.05)	(0.49)
2003(5)	$ 10.19	0.43(8)	0.18	0.61	(0.43)	(0.03)	(0.46)
2003(6)	$ 10.34	0.21	(0.13)	0.08	(0.22)	(0.01)	(0.23)
Michigan Tax Free Bond Portfolio--Class A Shares
1999	$ 10.24	0.46	0.10	0.56	(0.46)	(0.01)	(0.47)
2000	$ 10.33	0.40	(0.61)	(0.21)	(0.40)	--	(0.40)
2001	$ 9.72	0.43	0.44	0.87	(0.43)	(0.01)	(0.44)
2002	$ 10.15	0.41(7)	0.10(7)	0.51	(0.41)	(0.05)	(0.46)
2003(5)	$ 10.20	0.41(8)	0.16	0.57	(0.40)	(0.03)	(0.43)
2003(6)	$ 10.34	0.20	(0.14)	0.06	(0.20)	(0.01)	(0.21)
Prime Obligation Money Market Portfolio--Institutional Shares
1999	$ 1.00	0.06	--	0.06	(0.06)	--	(0.06)
2000	$ 1.00	0.05	--	0.05	(0.05)	--	(0.05)
2001	$ 1.00	0.06	--	0.06	(0.06)	--	(0.06)
2002	$ 1.00	0.03	--	0.03	(0.03)	--	(0.03)
2003(5)	$ 1.00	0.01	--	0.01	(0.01)	--	(0.01)
2003(6)	$ 1.00	0.004	--	0.004	(0.004)	--	(0.004)
Prime Obligation Money Market Portfolio--Class A Shares
1999	$ 1.00	0.05	--	0.05	(0.05)	--	(0.05)
2000	$ 1.00	0.05	--	0.05	(0.05)	--	(0.05)
2001	$ 1.00	0.06	--	0.06	(0.06)	--	(0.06)
2002	$ 1.00	0.03	--	0.03	(0.03)	--	(0.03)
2003(5)	$ 1.00	0.01	--	0.01	(0.01)	--	(0.01)
2003(6)	$ 1.00	0.003	--	0.003	(0.003)	--	(0.003)

(See Notes which are an integral part of the Financial Statements)

		Ratios to Average Net Assets
Net Asset Value, end of period	Total Return(1)	Expenses	Net Investment Income (Loss)	Expense Waiver/ Reimbursement(2)	Net Assets, end of period (000 omitted)	Portfolio Turnover Rate

$ 8.85	(10.90)%	1.75%(4)	(0.66)%(4)	0.18%(4)	$ 478	69%
$ 6.64	(24.97)%	1.75%	(0.52)%	0.19%	$ 701	120%
$ 5.58	(15.96)%	1.75%	(0.32)%	0.06%	$ 900	100%
$ 6.31	13.08%	1.70%(4)	1.48%(4)	0.02%(4)	$ 1,215	54%

$ 10.32	8.60%	0.65%	5.46%	0.15%	$ 148,165	76%
$ 9.35	(4.07)%	0.65%	5.70%	0.15%	$ 147,549	25%
$ 9.93	12.81%	0.65%	6.07%	0.15%	$ 160,510	16%
$ 10.03	6.88%	0.65%	5.68%	0.15%	$ 114,908	10%
$ 10.37	9.07%	0.65%	5.38%	0.20%	$ 96,001	6%
$ 10.32	1.99%	0.65%(4)	4.95%(4)	0.18%(4)	$ 93,451	7%

$ 10.31	8.23%	0.90%	5.15%	0.15%	$ 2,175	76%
$ 9.35	(4.22)%	0.90%	5.52%	0.15%	$ 6,224	25%
$ 9.92	12.42%	0.90%	5.81%	0.15%	$ 6,740	16%
$ 10.03	6.73%	0.90%	5.43%	0.15%	$ 7,793	10%
$ 10.37	8.80%	0.90%	5.11%	0.20%	$ 10,618	6%
$ 10.32	1.86%	0.90%(4)	4.70%(4)	0.18%(4)	$ 10,040	7%

$ 10.33	5.40%	0.65%	4.32%	0.16%	$ 90,115	7%
$ 9.72	(1.79)%	0.65%	4.30%	0.17%	$ 89,445	2%
$ 10.14	9.29%	0.65%	4.48%	0.17%	$ 88,838	11%
$ 10.19	5.42%	0.65%	4.33%(7)	0.19%	$ 74,521	0%
$ 10.34	6.06%	0.65%	4.19%	0.25%	$ 65,760	0%
$ 10.19	0.69%	0.65%(4)	4.15%(4)	0.25%(4)	$ 62,540	0%

$ 10.33	5.17%	0.90%	4.07%	0.16%	$ 229	7%
$ 9.72	(2.03)%	0.90%	4.01%	0.17%	$ 215	2%
$ 10.15	9.19%	0.90%	4.24%	0.18%	$ 729	11%
$ 10.20	5.15%	0.90%	4.08%(7)	0.19%	$ 691	0%
$ 10.34	5.70%	0.90%	3.94%	0.25%	$ 672	0%
$ 10.19	0.56%	0.90%(4)	3.90%(4)	0.25%(4)	$ 585	0%

$ 1.00	5.30%	0.40%	5.17%	0.20%	$ 153,649	--
$ 1.00	5.04%	0.40%	4.91%	0.20%	$ 114,349	--
$ 1.00	6.26%	0.40%	6.08%	0.20%	$ 115,659	--
$ 1.00	3.46%	0.40%	3.34%	0.21%	$ 135,776	--
$ 1.00	1.39%	0.40%	1.38%	0.24%	$ 147,279	--
$ 1.00	0.46%	0.40%(4)	0.92%(4)	0.23%(4)	$ 160,650	--

$ 1.00	5.03%	0.65%	4.92%	0.20%	$ 6,525	--
$ 1.00	4.77%	0.65%	4.74%	0.21%	$ 8,578	--
$ 1.00	6.00%	0.65%	5.83%	0.20%	$ 11,994	--
$ 1.00	3.20%	0.65%	3.04%	0.21%	$ 15,515	--
$ 1.00	1.14%	0.65%	1.13%	0.24%	$ 13,638	--
$ 1.00	0.33%	0.65%(4)	0.67%(4)	0.23%(4)	$ 12,663	--

Financial Highlights

(1) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(2) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(3) Reflects operations for the period from July 10, 2000 (date of initial public investment) to January 31, 2001.

(4) Computed on an annualized basis.

(5) Beginning with the year ended January 31, 2003, the Funds were audited by Ernst & Young LLP. The previous years were audited by other auditors.

(6) For the six months ended July 31, 2003 (unaudited).

(7) Effective February 1, 2001, the Michigan Tax Free Bond Portfolio adopted the provisions of the American Institute of Certified Public Accountants ("AICPA") Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the year ended January 31, 2002, was as follows:

Increase (Decrease)	Net Investment Income per Share	Net Realized and Unrealized Gain per Share	Ratio of Net Investment Income to Average Net Assets
Institutional Shares:	--	--	0.01%
Class A Shares:	--	--	0.01%

Per share, ratios and supplemental data for periods prior to February 1, 2001 have not been restated to reflect this change in presentation.

(8) Based on average shares outstanding.

(See Notes which are an integral part of the Financial Statements)

NOTES TO FINANCIAL STATEMENTS

Golden Oak Family of Funds

July 31, 2003 (unaudited)

(1) Organization

Golden Oak Family of Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of seven portfolios (individually referred to as the "Fund", or collectively as the "Funds") which are presented herein:

Portfolio Name	Investment Objective
Golden Oak Growth Portfolio ("Growth Portfolio")	Long term total return.
Golden Oak Value Portfolio ("Value Portfolio")	Long term capital appreciation.
Golden Oak Small Cap Value Portfolio ("Small Cap Value Portfolio")	Long term capital appreciation.
Golden Oak International Equity Portfolio ("International Equity Portfolio")	Long term capital appreciation.
Golden Oak Intermediate-Term Income Portfolio ("Intermediate-Term Income Portfolio")	Current income consistent with limited price volatility.
Golden Oak Michigan Tax Free Bond Portfolio ("Michigan Tax Fee Bond Portfolio")	Current income exempt from both federal and Michigan state income taxes, consistent with preservation of capital.
Golden Oak Prime Obligation Money Market Portfolio ("Prime Obligation Money Market Portfolio")	Preserve principal value and maintain a high degree of liquidity while providing current income.

The assets of each Fund are segregated and a shareholder's interest is limited to the Fund in which shares are held.

(2) Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuation

U.S. government securities, listed corporate bonds, other fixed income and asset backed securities and unlisted securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price reported on a national securities exchange. With respect to the valuation of foreign securities, trading on foreign exchanges may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at noon, Eastern time, on the day the value of the foreign security is determined. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days o or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. The Prime Obligation Money Market Portfolio uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act. Securities for which no quotations are readily available, or whose values have been affected by a significant event occurring after the close of their primary markets, are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

Repurchase Agreements

It is each Fund's policy to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds' adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Funds offer multiple classes of shares, which differ in their respective distribution fees. All shareholders bear the common expenses of the Funds based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts are amortized/accreted. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is each Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of their income. Accordingly, no provisions for federal tax are necessary.

Withholding taxes on foreign interest and dividends have been provided for in accordance with the applicable country's tax rules and rates.

When-Issued and Delayed Delivery Transactions

The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The International Equity Portfolio may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

At July 31, 2003, the International Equity Portfolio had outstanding foreign currency commitments as set forth below:

Settlement Date

Contracts to Deliver

In Exchange For

Contracts at Value

Unrealized Appreciation
Contracts Sold:
8/1/2003	411,968 British Pound Sterling	$668,336	$662,939	$5,397

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds' books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

(3) Shares of Beneficial Interest

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:

	Growth Portfolio

	Six Months Ended 7/31/2003

			Year Ended 1/31/2003
Institutional Shares:

	Shares	Amount	Shares	Amount
Shares sold

	236,117	$1,866,050	1,390,920	$9,966,000
Shares issued to shareholders in payment of distributions declared

	--	--	--	--
Shares redeemed

	(579,849)	(3,983,414)	(801,129)	(5,767,861)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS

	(343,732)	$(2,117,364)	589,791	$4,198,139

	Growth Portfolio

	Six Months Ended 7/31/2003

			Year Ended 1/31/2003
Class A Shares:

	Shares	Amount	Shares	Amount
Shares sold

	189,558	$1,227,616	284,563	$1,912,648
Shares issued to shareholders in payment of distributions declared

	--	--	--	--
Shares redeemed

	(212,043)	(1,374,921)	(375,864)	(2,606,126)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS

	(22,485)	$(147,305)	(91,301)	$(693,478)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS

	(366,217)	$(2,264,669)	498,490	$3,504,661

	Value Portfolio

	Six Months Ended 7/31/2003

			Year Ended 1/31/2003
Institutional Shares:

	Shares	Amount

			Shares	Amount
Shares sold

	291,935	$1,903,257	3,154,987	$21,180,517
Shares issued to shareholders in payment of distributions declared

	603	4,072	1,390	9,128
Shares redeemed

	(797,205)

		(5,565,626)	(3,026,234)	(21,027,722)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS

	(504,667)	$(3,658,297)	130,143	$161,923

	Value Portfolio

	Six Months Ended 7/31/2003

			Year Ended 1/31/2003
Class A Shares:

	Shares	Amount	Shares	Amount
Shares sold

	94,623	$628,118	236,757	$1,707,446
Shares issued to shareholders in payment of distributions declared

	2,435	16,571	3,285	20,485
Shares redeemed

	(135,274)	(912,950)	(320,187)	(2,197,750)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS

	(38,216)	$(268,261)	(80,145)	$(469,819)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS

	(542,883)	$(3,926,558)	49,998	$(307,896)

	Small Cap Value Portfolio

	Six Months Ended 7/31/2003

			Year Ended 1/31/2003
Institutional Shares:

	Shares	Amount	Shares	Amount
Shares sold

	127,899	$1,153,268	928,726	$9,857,211
Shares issued to shareholders in payment of distributions declared

	9,097	88,096	690,752	6,236,549
Shares redeemed

	(401,542)	(3,656,177)	(1,216,174)	(13,516,360)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS

	(264,546)	$(2,414,813)	403,304	$2,577,400

	Small Cap Value Portfolio

	Six Months Ended 7/31/2003

			Year Ended 1/31/2003

Class A Shares:

	Shares	Amount	Shares	Amount
Shares sold

	86,132	$757,918	155,354	$1,750,902
Shares issued to shareholders in payment of distributions declared

	1,687	16,275	133,433	1,201,674
Shares redeemed

	(126,798)	(1,124,744)	(184,961)	(1,952,566)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS

	(38,979)	$(350,551)	103,826	$1,000,010

NET CHANGE RESULTING FROM SHARE TRANSACTIONS

	(303,525)	$(2,765,364)	507,130	$3,577,410

	International Equity Portfolio

	Six Months Ended 7/31/2003

			Year Ended 1/31/2003

Institutional Shares:

	Shares	Amount	Shares	Amount
Shares sold

	427,083	$2,454,677	2,594,617	$16,859,175
Shares issued to shareholders in payment of distributions declared

	--	--	241	1,391
Shares redeemed

	(443,008)	(2,595,228)	(572,402)	(3,656,075)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS

	(15,925)	$(140,551)	2,022,456	$13,204,491

	International Equity Portfolio

	Six Months Ended 7/31/2003

			Year Ended 1/31/2003
Class A Shares:

	Shares	Amount	Shares	Amount
Shares sold

	107,125	$584,477	127,666	$826,528
Shares issued to shareholders in payment of distributions declared

	--	--	1,142	6,350
Shares redeemed

	(75,969)	(414,136)	(73,057)	(450,005)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS

	31,156	$170,341	55,751	$382,873

NET CHANGE RESULTING FROM SHARE TRANSACTIONS

	15,231	$29,790	2,078,207	$13,587,364

	Intermediate-Term Income Portfolio

	Six Months Ended 7/31/2003

			Year Ended 1/31/2003

Institutional Shares:

	Shares	Amount	Shares	Amount
Shares sold

	503,291	$5,304,872	1,274,323	$12,885,952
Shares issued to shareholders in payment of distributions declared

	974	10,233	12,227	123,537
Shares redeemed

	(703,304)	(7,406,128)	(3,485,234)	(35,292,461)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS

	(199,039)	$(2,091,023)	(2,198,684)	$(22,282,972)

	Intermediate-Term Income Portfolio

	Six Months Ended 7/31/2003

			Year Ended 1/31/2003
Class A Shares:

	Shares	Amount	Shares	Amount
Shares sold

	117,443	$1,231,001	477,197	$4,854,161
Shares issued to shareholders in payment of distributions declared

	23,198	243,927	42,709	434,215
Shares redeemed

	(191,391)	(2,012,134)	(273,041)	(2,770,194)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS

	(50,750)	$(537,206)	246,865	$2,518,182

NET CHANGE RESULTING FROM SHARE TRANSACTIONS

	(249,789)	$(2,628,229)	(1,951,819)	$(19,764,790)

	Michigan Tax Free Bond Portfolio

	Six Months Ended 7/31/2003

			Year Ended 1/31/2003
Institutional Shares:

	Shares	Amount	Shares	Amount
Shares sold

	204,595	$2,130,317	789,622	$8,084,876
Shares issued to shareholders in payment of distributions declared

	8,155	84,759	22,485	232,968
Shares redeemed

	(435,553)	(4,528,569)	(1,761,802)	(18,151,979)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS

	(222,803)	$(2,313,493)	(949,695)	$(9,834,135)

	Michigan Tax Free Bond Portfolio

	Six Months Ended 7/31/2003

			Year Ended 1/31/2003
Class A Shares:

	Shares	Amount	Shares	Amount
Shares sold

	289	$3,000	3,932	$40,138
Shares issued to shareholders in payment of distributions declared

	1,153	11,962	2,849	29,329
Shares redeemed

	(9,074)	(94,244)	(9,538)	(99,576)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS

	(7,632)	$(79,282)	(2,757)	$(30,109)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS

	(230,435)	$(2,392,775)	(952,452)	$(9,864,244)

	Prime Obligation Money Market Portfolio

	Six Months Ended 7/31/2003

			Year Ended 1/31/2003
Institutional Shares:

	Shares	Amount	Shares	Amount
Shares sold

	116,928,988	$116,928,679	259,247,500	$259,247,414
Shares issued to shareholders in payment of distributions declared

	344	344	2,767	2,767
Shares redeemed

	(103,570,090)	(103,570,090)	(247,770,345)	(247,770,345)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS

	13,359,242	$13,358,933	11,479,922	$11,479,836

	Prime Obligation Money Market Portfolio

	Six Months Ended 7/31/2003

			Year Ended 1/31/2003
Class A Shares:

	Shares	Amount	Shares	Amount
Shares sold

	5,729,771	$5,729,771	11,434,867	$11,434,867
Shares issued to shareholders in payment of distributions declared

	44,029	44,029	183,711	183,711
Shares redeemed

	(6,737,126)	(6,737,126)	(13,498,964)	(13,498,964)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS

	(963,326)	$(963,326)	(1,880,386)	$(1,880,386)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS

	12,395,916	$12,395,607	9,599,536	$9,599,450

(4) Federal Tax Information

For federal income tax purposes, the following amounts apply as of July 31, 2003:

Fund Name

	Cost of Investments

		Unrealized Appreciation

			Unrealized Depreciation

				Net Unrealized Appreciation
Growth Portfolio	$48,650,355	$5,011,340	$3,288,362	$1,722,978
Value Portfolio	68,949,413	6,975,355	1,045,440	5,929,915
Small Cap Value Portfolio	34,941,110	8,778,947	1,989,363	6,789,584
International Equity Portfolio	46,508,865	5,345,754	1,415,422	3,930,332
Intermediate-Term Income Portfolio	94,875,675	7,633,369	145,358	7,488,011
Michigan Tax Free Bond Portfolio	59,202,279	3,599,139	125,114	3,474,025
Prime Obligation Money Market Portfolio	173,158,552	--	--	--

The difference between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to the amortization/accretion tax elections on fixed income securities.

At January 31, 2003, the Funds had capital loss carryforwards which will reduce the Funds' taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax. Pursuant to the Code, such capital loss carryforwards will expire as follows:

	2005

		2008

			2009

				2010

					2011

						Total
Growth Portfolio	$ --	$ --	$ --	$20,818,342	$11,995,373	$32,813,715
Value Portfolio	--	--	--	3,132,775	8,281,997	11,414,772
International Equity Portfolio	--	--	574,705	6,588,935	4,368,804	11,532,444
Intermediate-Term Income Portfolio	--	137,500	1,813,807	--	--	1,951,307
Prime Obligation Money Market Portfolio	11,627	2,159	2,257	11,052	--	27,095

(5) Investment Adviser Fee and Other Transactions with Affiliates

Investment Adviser Fee

CB Capital Management, Inc. (a wholly owned subsidiary of Citizens Bank) is the Funds' investment adviser (the "Adviser"), and receives for its services an annual investment adviser fee equal to a percentage of each Fund's average daily net assets as follows:

Fund Name	Annual Rate
Growth Portfolio	0.34%
Value Portfolio	0.29% on first $50 million; 0.39% on next $50 million; and 0.34% on assets over $100 million.
Small Cap Value Portfolio	0.34%
International Equity Portfolio	0.30%
Intermediate-Term Income Portfolio	0.50%
Michigan Tax Free Bond Portfolio	0.50%
Prime Obligation Money Market Portfolio	0.225% on first $500 million; and 0.28% on assets over $500 million.

The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at it sole discretion.

Sub-Adviser Fee

Nicholas-Applegate Capital Management ("Nicholas-Applegate") is the Sub-Adviser to the Growth Portfolio, and receives for its services an allocable portion of the adviser fee that the Adviser receives from the Growth Portfolio. Nicholas-Applegate is paid by the Fund as follows: 0.40% of average daily net assets.

Systematic Financial Management, L.P. ("Systematic") is the Sub-Adviser to the Value Portfolio and Small Cap Value Portfolio, and receives for its services an allocable portion of the adviser fee that the Adviser receives from the Value Portfolio and Small Cap Value Portfolio. Systematic is paid by the Funds as follows:

Fund Name	Annual Rate
Value Portfolio	0.45% on the first $50 million average daily net assets; 0.35% on the next $50 million average daily net assets; and 0.40% on average daily net assets over $100 million.
Small Cap Value Portfolio	0.65% of average daily net assets

BlackRock International, Ltd. ("BIL") is the Sub-Adviser to the International Equity Portfolio, and receives for its services an allocable portion of the adviser fee that the Adviser receives from the International Equity Portfolio. BIL is paid by the Fund as follows: 0.60% on the first $35 million average daily net assets; 0.50% on average daily net assets from $35 million to $100 million; and 0.40% on average daily net assets over $100 million.

Wellington Management Company, LLP ("Wellington Management") is the Sub-Adviser of the Prime Obligation Money Market Portfolio and receives for its services an allocable portion of the adviser fee that the Adviser receives from the Prime Obligation Money Market Portfolio. Wellington Management is paid by the Fund as follows: 0.075% on the first $500 million of average daily net assets and 0.02% on average daily net assets over $500 million.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Funds with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.125% to 0.075% of the average aggregate daily net assets of the Funds, subject to a $50,000 minimum per portfolio and $10,000 per each additional class. CB Capital Management, Inc. ("CB Capital Management") provides sub-administrative services to the Funds. The fee paid to CB Capital Management is based on a scale that ranges from 0.0475% to 0.0975% of the average aggregate daily net assets of the Funds. FServ or CB Capital Management may voluntarily choose to waive a portion of their fee. FServ or CB Capital Management can modify or terminate this voluntary waiver at any time at their sole discretion.

Distribution Fee

The Funds have adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Funds will compensate Edgewood Services, Inc., ("Edgewood") the principal Distributor, from the net assets of the Funds to finance activities intended to result in the sale of each Funds' Class A shares. The Plan provides that the Funds may incur distribution expenses up to 0.25% of the average daily net assets of the Funds' Class A shares, annually, to compensate Edgewood. Edgewood may voluntarily choose to waive any portion of its fee. Edgewood can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC"), serves as transfer and dividend disbursing agent for the Funds. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Other Affiliated Parties and Transactions

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds may invest in certain affiliated money market funds which are distributed by an affiliate of the Funds' distributor. Income distributions earned by the affiliated money market funds are recorded as income in the accompanying financial statements as follows:

Fund Name	Affiliated Fund Name	Income from Affilialted Issuer
Growth Portfolio	Prime Value Obligations Fund	$ 3,373
Value Portfolio	Prime Value Obligations Fund	$ 5,765
Small Cap Value Portfolio	Prime Value Obligations Fund	$ 1,711
Intermediate-Term Income Portfolio	Prime Value Obligations Fund	$25,273
Michigan Tax Free Bond Portfolio	Municipal Obligations Fund	$ 3,373

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

(6) Investment Transactions

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended July 31, 2003, were as follows:

Fund Name

	Purchases

		Sales
Growth Portfolio	$24,653,897	$26,095,864
Value Portfolio	42,769,833	46,801,337
Small Cap Value Portfolio	5,851,227	9,150,535
International Equity Portfolio	25,445,113	24,258,882
Intermediate-Term Income Portfolio	--	4,139,745
Michigan Tax Free Bond Portfolio	--	2,758,730

(7) Concentration of Credit Risk

Since Michigan Tax-Free Bond Portfolio invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at July 31, 2003, 63.5% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 15.1% of total investments.

Additionally, the Funds may invest a portion of their assets in securities of companies that are deemed by the Funds' management to be classified in similar business sectors. The economic developments within a particular sector may have an adverse effect on the ability of issuers to meet their obligations. Additionally, economic developments may have an effect on the liquidity and volatility of portfolio securities.

The International Equity Portfolio invests in securities of non-U.S. issuers. The political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

At July 31, 2003, the diversification of industries of non-U.S. issuers in the International Equity Portfolio was as follows:

Industry

Percentage of Total Net Assets
Automobiles & Components	1.5%
Banks	15.0%
Capital Goods	8.0%
Commercial Services & Supplies	2.4%
Consumer Durables & Apparel	5.2%
Diversified Services	5.0%
Energy	6.6%
Food & Staples Retailing	1.8%
Food, Beverage & Tobacco	3.0%
Healthcare Equipment & Services	1.8%
Hotels, Restaurants & Leisure	2.0%
Insurance	3.2%
Materials	8.8%
Media	6.4%
Pharmaceuticals & Biotechnology	8.9%
Retailing	2.5%
Semiconductors & Semiconductor	0.9%
Software & Services	0.7%
Technology Hardware & Equipment	2.5%
Telecommunication Services	5.7%
Transportation	1.3%
Utilities	4.3%

Cusip 38113Q 10 6
Cusip 38113Q 20 5
Cusip 38113Q 40 3
Cusip 38113Q 30 4
Cusip 38113Q 50 2
Cusip 38113Q 60 1
Cusip 38113Q 80 9
Cusip 38113Q 70 0
Cusip 38113Q 88 2
Cusip 38113Q 87 4
Cusip 38113Q 85 8
Cusip 38113Q 86 6
Cusip 38113Q 84 1
Cusip 38113Q 83 3

[Logo of Golden Oak]

Investment Adviser CB Capital Management, Inc.
(a wholly owned subsidiary of Citizens Bank).
Edgewood Services Inc., Distributor

28718 (9/03)

Item 2.     Code of Ethics

            Not Applicable

Item 3.     Audit Committee Financial Expert

            Not Applicable

Item 4.     Principal Accountant Fees and Services

            Not Applicable

Item 5      Audit Committee of Listed Registrants

            Not Applicable

Item 6      [Reserved]

Item 7.     Disclosure of Proxy Voting Policies and Procedures for
            Closed-End Management Investment Companies

            Not Applicable

Item 8.     [Reserved]

Item 9.     Controls and Procedures

(a)  The   registrant's   President  and  Treasurer   have  concluded  that  the
     registrant's  disclosure  controls  and  procedures  (as  defined  in  rule
     30a-3(c)  under the Act) are  effective  in design  and  operation  and are sufficient to form the basis of the certifications required by Rule 30a-(2)
     under the Act, based on their evaluation of these  disclosure  controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b)  There were no changes in the  registrant's  internal control over financial reporting  (as defined in rule  30a-3(d)  under the Act),  or the  internal control over financial  reporting of its service  providers during the last fiscal  half  year  (the  registrant's  second  half year in the case of an annual report) that have materially  affected,  or are reasonably likely to
     materially  affect,  the  registrant's   internal  control  over  financial
     reporting.

Item 10.    Exhibits

SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Golden Oak Family of Funds

By          /S/ Richard J. Thomas, Principal Financial Officer

Date        September 23, 2003

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By          /S/ Peter J. Germain, Principal Executive Officer

Date        September 24, 2003

By          /S/ Richard J. Thomas, Principal Financial Officer

Date         September 23, 2003